                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07917
                                                     ---------

                        Wilshire Variable Insurance Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          1299 Ocean Avenue, Suite 700
                         Santa Monica, California 90401
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Michael J. Napoli, Jr.
                          c/o Wilshire Associates Inc.
                          1299 Ocean Avenue, Suite 700
                         Santa Monica, California 90401
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (310) 451-3051
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

WILSHIRE VARIABLE INSURANCE TRUST

                   STATEMENT OF INVESTMENTS
                   EQUITY FUND
                   SEPTEMBER 30, 2004 (UNAUDITED)

                                                                               NUMBER OF           MARKET
                                                                                  SHARES            (000)
---------------------------------------------------------------------------------------------------------
COMMON STOCK       AEROSPACE 2.08%
                     Boeing Co. (The)                                             43,100           $2,225
                     General Dynamics Corp.                                       26,300            2,685
                     Goodrich Corp.                                               28,200              884
                     Rockwell Collins, Inc.                                       20,500              761
                     United Technologies Corp.                                    42,100            3,931
---------------------------------------------------------------------------------------------------------
                                                                                                   10,486
                   AUTOMOTIVE 1.78%
                     Autoliv, Inc.                                                23,400              945
                     Borg Warner, Inc.                                            19,800              857
                     Dana Corp.                                                   40,300              713
                     General Motors Corp.                                         27,700            1,177
                     Genuine Parts Co.                                             7,900              303
                     Lear Corp.                                                   40,700            2,216
                     Magna International, Inc. - A                                23,400            1,734
                     Phelps Dodge Corp.                                           11,200            1,031
---------------------------------------------------------------------------------------------------------
                                                                                                    8,976
                   BANKS & FINANCIAL SERVICES 22.18%
                     Allstate Corp. (The)                                         53,500            2,568
                     American Express Co.                                         18,600              957
                     Astoria Financial Corp.                                      24,500              870
                     Bank of America Corp.                                       344,600           14,932
                     Bank of Hawaii Corp.                                         10,500              496
                     Bear Stearns Companies, Inc.                                 13,100            1,260
                     Capital One Financial Corp.                                   4,700              347
                     Cincinnati Financial Corp.                                   19,015              784
                     CIT Group, Inc.                                              24,700              924
                     Citigroup, Inc.                                             409,281           18,058
                     Comerica, Inc.                                               24,200            1,436
                     Federal Home Loan Mortgage Corp.                             68,700            4,482
                     Federal National Mortgage Association                        86,300            5,471
                     First Horizon National Corp.                                 19,500              846
                     Franklin Resources, Inc.                                     26,000            1,450
                     Goldman Sachs Group, Inc.                                    45,300            4,224
                     Hartford Financial Services Group, Inc.                      22,000            1,362
                     Investors Financial Services Corp.                           19,400              876
                     J.P. Morgan Chase & Co.                                     225,612            8,964
                     KeyCorp                                                      73,300            2,316
                     Lehman Brothers Holdings, Inc.                               23,500            1,873
                     Marshall & Ilsley Corp.                                      26,900            1,084
                     MBNA Corp.                                                   57,600            1,452
                     Merrill Lynch & Company, Inc.                               124,400            6,185
                     MGIC Investment Corp.                                        18,000            1,198
                     Morgan Stanley Dean Witter & Co.                             43,500            2,145
                     National City Corp.                                          65,300            2,522
                     National Commerce Financial Corp.                            22,400              766
                     North Fork Bancorporation, Inc.                              19,200              853
                     PNC Financial Services Group                                 16,600              898
                     Prudential Financial, Inc.                                   30,600            1,439
                     SouthTrust Corp.                                             25,900            1,079
                     State Street Corp.                                           25,900            1,106
                     SunTrust Banks, Inc.                                         20,900            1,472
                     U.S. Bancorp                                                102,711            2,968

                     W.R. Berkley Corp.                                           19,600              826
                     Wachovia Corp.                                              111,900            5,254
                     Washington Mutual, Inc.                                      52,100            2,036
                     Wells Fargo & Co.                                            70,100            4,180
---------------------------------------------------------------------------------------------------------
                                                                                                  111,959
                   BUSINESS SERVICES 1.05%
                     Accenture Ltd. - A*                                          50,900            1,377
                     Cendant Corp.                                                43,400              937
                     Convergy's Corp.*                                            28,300              380
                     ITT Educational Services, Inc.*                              13,800              497
                     Manpower, Inc.                                               13,500              601
                     Omnicom Group, Inc.                                          10,000              731
                     Xerox Corp.*                                                 54,100              762
---------------------------------------------------------------------------------------------------------
                                                                                                    5,285
                   CHEMICALS 1.29%
                     Air Products and Chemicals, Inc.                             24,400            1,327
                     Dow Chemical Co.                                             46,100            2,083
                     Du Pont (E.I.) de Nemours & Co.                              43,800            1,875
                     Engelhard Corp.                                              30,600              868
                     Lubrizol Corp.                                               10,500              363
---------------------------------------------------------------------------------------------------------
                                                                                                    6,516
                   COMMUNICATION EQUIPMENT & SERVICES 6.01%
                     ADC Telecommunications, Inc.*                               221,600              401
                     Agere Systems, Inc. - A*                                    238,400              250
                     Analog Devices, Inc.                                         21,600              838
                     BCE, Inc.                                                    22,600              489
                     BellSouth Corp.                                              73,200            1,985
                     CenturyTel, Inc.                                             19,600              671
                     Cisco Systems, Inc.*                                        301,500            5,442
                     Corning, Inc.*                                              183,600            2,034
                     Deutsche Telekom AG (ADR)*                                   56,700            1,058
                     Lucent Technologies, Inc.*                                   84,100              267
                     Motorola, Inc.                                              107,600            1,941
                     Nextel Communications, Inc. - A*                             51,500            1,228
                     Nokia Corp. (ADR)                                            58,500              803
                     Nortel Networks Corp.*                                      197,200              670
                     SBC Communications, Inc.                                     73,900            1,918
                     Sprint FON Group                                            234,600            4,722
                     Tellabs, Inc.*                                              195,600            1,798
                     Verizon Communications, Inc.                                 76,458            3,011
                     Vodafone Group PLC (ADR)                                     33,000              796
---------------------------------------------------------------------------------------------------------
                                                                                                   30,322
                   COMPUTER HARDWARE & PERIPHERALS 2.59%
                     Dell, Inc.*                                                 118,300            4,211
                     Hewlett-Packard Co.                                         142,400            2,670
                     Ingram Micro, Inc. - A*                                      66,300            1,067
                     International Business Machines Corp.                        26,900            2,306
                     Lexmark International, Inc. - A*                              6,100              512
                     Quantum Corp.*                                               94,500              218
                     Storage Technology Corp.*                                    28,500              720
                     Sun Microsystems, Inc.*                                     129,700              524
                     Tech Data Corp.*                                             21,400              825
---------------------------------------------------------------------------------------------------------
                                                                                                   13,053
                   COMPUTER SOFTWARE & SERVICES 4.10%
                     Adobe Systems, Inc.                                          12,400              613
                     Computer Sciences Corp.*                                     15,800              744
                     First Data Corp.                                             76,400            3,323
                     GTECH Holdings Corp.                                         30,900              782
                     Microsoft Corp.                                             452,200           12,499
                     Oracle Corp.*                                                56,500              638
                     Yahoo!, Inc.*                                                62,200            2,109
---------------------------------------------------------------------------------------------------------
                                                                                                   20,708

                   CONSUMER PRODUCTS 3.71%
                     Altria Group, Inc.                                          151,200            7,112
                     Archer Daniels Midland Co.                                   99,400            1,688
                     Gillette Co.                                                 59,500            2,484
                     Mattel, Inc.                                                 34,800              631
                     Procter & Gamble Co.                                         85,000            4,600
                     Unilever N.V.                                                25,100            1,451
                     UST, Inc.                                                    19,400              781
---------------------------------------------------------------------------------------------------------
                                                                                                   18,747
                   CONTAINERS & PACKING 0.40%
                     Owens-Illinois, Inc.*                                        61,500              984
                     Smurfit-Stone Container Corp.*                               53,700            1,040
---------------------------------------------------------------------------------------------------------
                                                                                                    2,024
                   ELECTRONIC EQUIPMENT & SEMICONDUCTORS 3.40%
                     American Power Conversion Corp.                              37,300              649
                     Applied Materials, Inc.*                                    100,700            1,661
                     Arrow Electronics, Inc.*                                     40,300              910
                     Atmel Corp.*                                                 72,300              262
                     Avnet, Inc.*                                                 47,900              820
                     Cooper Industries Ltd. - A                                   31,900            1,882
                     Flextronics International, Ltd.*                             65,600              869
                     Intel Corp.                                                 218,600            4,385
                     ITT Industries, Inc.                                         15,000            1,200
                     Qlogic Corp.*                                                17,700              524
                     Rockwell Automation, Inc.                                    22,000              851
                     Sanmina-SCI Corp.*                                           86,100              607
                     Solectron Corp.*                                            207,800            1,029
                     Texas Instruments, Inc.                                      70,300            1,496
---------------------------------------------------------------------------------------------------------
                                                                                                   17,145
                   ENERGY 9.93%
                     Anadarko Petroleum Corp.                                     48,100            3,192
                     Apache Corp.                                                 25,300            1,268
                     Baker Hughes, Inc.                                           21,600              944
                     BP p.l.c. (ADR)                                              19,200            1,105
                     ChevronTexaco Corp.                                         208,576           11,188
                     ConocoPhillips                                               70,500            5,841
                     Exxon Mobil Corp.                                           326,500           15,780
                     GlobalSantaFe Corp.                                          49,100            1,505
                     Marathon Oil Corp.                                           44,600            1,841
                     Occidental Petroleum Corp.                                   65,300            3,652
                     Peabody Energy Corp.                                         11,300              672
                     Schlumberger, Ltd.                                           30,100            2,026
                     Valero Energy Corp.                                          13,700            1,099
---------------------------------------------------------------------------------------------------------
                                                                                                   50,113
                   ENTERTAINMENT & RECREATION 0.08%
                     Marvel Enterprises, Inc.*                                    28,200              411
---------------------------------------------------------------------------------------------------------

                   FOOD & BEVERAGE 2.80%
                     Coca-Cola Co.                                                99,900            4,001
                     Fresh Del Monte Produce, Inc.                                25,200              628
                     McDonald's Corp.                                            139,300            3,905
                     PepsiCo, Inc.                                                79,000            3,843
                     Sara Lee Corp.                                               67,900            1,552
                     Tyson Foods, Inc. - A                                        12,100              194
---------------------------------------------------------------------------------------------------------
                                                                                                   14,123
                   HEALTH CARE & PHARMACEUTICALS 7.69%
                     Abbott Laboratories                                          73,800            3,126
                     Amgen, Inc.*                                                 46,600            2,641
                     AstraZeneca PLC (ADR)                                        22,200              913
                     Bristol-Myers Squibb Co.                                     22,400              530
                     Cardinal Health, Inc.                                         8,800              385
                     Eli Lilly & Co.                                              55,100            3,309
                     Genzyme Corp.*                                               24,300            1,322

                     GlaxoSmithKline PLC (ADR)                                    35,700            1,561
                     Guidant Corp.                                                28,350            1,872
                     HCA, Inc.                                                     6,500              248
                     ImClone Systems, Inc.*                                        6,200              328
                     Johnson & Johnson                                            39,800            2,242
                     Medtronic, Inc.                                              31,300            1,624
                     Merck & Company, Inc.                                        85,800            2,831
                     Pfizer, Inc.                                                352,450           10,785
                     Sanofi-Aventis (ADR)                                         33,000            1,208
                     Schering-Plough Corp.                                       111,400            2,123
                     Wyeth                                                        47,500            1,777
---------------------------------------------------------------------------------------------------------
                                                                                                   38,825
                   INSURANCE 5.80%
                     ACE, Ltd.                                                    33,700            1,350
                     Aetna, Inc.                                                  14,800            1,479
                     American International Group, Inc.                          130,625            8,881
                     Chubb Corp.                                                  46,600            3,275
                     Genworth Financial, Inc. - A                                 49,800            1,160
                     Lincoln National Corp.                                       28,100            1,321
                     Marsh & McLennan Companies, Inc.                             35,300            1,615
                     MetLife, Inc.                                                32,900            1,272
                     Montpelier RE Holdings, Ltd.                                 23,200              851
                     PartnerRe Ltd.                                                5,600              306
                     PMI Group, Inc. (The)                                        21,600              877
                     Principal Financial Group                                    43,600            1,568
                     St. Paul Travelers Companies, Inc. (The)                     80,623            2,665
                     Torchmark Corp.                                              40,900            2,175
                     XL Capital, Ltd. - A                                          6,400              474
---------------------------------------------------------------------------------------------------------
                                                                                                   29,269
                   MANUFACTURING (DIVERSIFIED) 5.45%
                     3M Co.                                                       22,500            1,799
                     Black & Decker Corp.                                          7,800              604
                     Caterpillar, Inc.                                            17,300            1,392
                     Eaton Corp.                                                  20,500            1,300
                     General Electric Co.                                        375,500           12,609
                     Ingersoll-Rand Co. - A                                       14,700              995
                     Textron, Inc.                                                37,800            2,429
                     Tyco International, Ltd.                                    193,500            5,933
                     York International Corp.                                     15,400              487
---------------------------------------------------------------------------------------------------------
                                                                                                   27,548
                   MEDIA & MEDIA SERVICES 3.81%
                     Clear Channel Communications, Inc.                           33,500            1,044
                     Comcast Corp. - A*                                          102,388            2,891
                     Fox Entertainment Group, Inc. - A*                           47,800            1,326
                     Time Warner, Inc.*                                          401,400            6,479
                     Tribune Co.                                                  26,000            1,070
                     Viacom, Inc. - B                                            134,381            4,510
                     Walt Disney Co. (The)                                        84,100            1,896
---------------------------------------------------------------------------------------------------------
                                                                                                   19,216
                   METALS & MINING 1.61%
                     Alcan, Inc.                                                  19,800              946
                     Alcoa, Inc.                                                  71,200            2,392
                     Companhia Vale do Rio Doce (ADR)*                            25,200              566
                     Rio Tinto PLC (ADR)                                          25,300            2,749
                     United States Steel Corp.                                    39,500            1,486
---------------------------------------------------------------------------------------------------------
                                                                                                    8,139
                   PAPER & FOREST PRODUCTS 1.00%
                     Georgia-Pacific Corp.                                        46,700            1,679
                     International Paper Co.                                      35,600            1,439
                     Temple-Inland, Inc.                                          15,200            1,021
                     Weyerhaeuser Co.                                             14,000              931
---------------------------------------------------------------------------------------------------------
                                                                                                    5,070

                   PRINTING & PUBLISHING 0.40%
                     McGraw-Hill Companies, Inc. (The)                            12,100              964
                     R.R. Donnelley & Sons Co.                                    34,200            1,071
---------------------------------------------------------------------------------------------------------
                                                                                                    2,035
                   RAILROAD & SHIPPING 1.59%
                     Burlington Northern Santa Fe Corp.                           45,500            1,743
                     CSX Corp.                                                   121,400            4,030
                     Norfolk Southern Corp.                                       76,700            2,281
---------------------------------------------------------------------------------------------------------
                                                                                                    8,054
                   RETAIL & APPAREL 6.64%
                     Coach, Inc.*                                                 19,000              806
                     Columbia Sportswear Co.*                                     13,800              752
                     Dollar General Corp.                                         47,900              965
                     Federated Department Stores, Inc.                            70,800            3,216
                     Gap, Inc. (The)                                              38,800              726
                     Home Depot, Inc.                                             60,500            2,372
                     J.C. Penney Co. Inc. (Holding Co.)                           24,200              854
                     Jones Apparel Group, Inc.                                    21,600              773
                     Kroger Co.*                                                  35,000              543
                     Limited Brands                                               58,100            1,295
                     Liz Claiborne, Inc.                                          13,400              505
                     Lowe's Cos., Inc.                                            49,000            2,663
                     May Department Stores Co. (The)                              34,500              884
                     Nike, Inc. - B                                               12,900            1,017
                     Nordstrom, Inc.                                              12,700              486
                     Office Depot, Inc.*                                          61,200              920
                     Safeway, Inc.*                                               58,500            1,130
                     Saks, Inc.*                                                  49,100              592
                     Sears, Roebuck and Co.                                       44,900            1,789
                     Staples, Inc.                                                10,300              307
                     SuperValu, Inc.                                              57,200            1,576
                     Target Corp.                                                 32,200            1,457
                     VF Corp.                                                     44,100            2,181
                     Wal-Mart Stores, Inc.                                       107,700            5,730
---------------------------------------------------------------------------------------------------------
                                                                                                   33,539
                   SCIENTIFIC & TECHNICAL INSTRUMENTS 0.10%
                     Beckman Coulter, Inc.                                         9,400              528
---------------------------------------------------------------------------------------------------------

                   TRANSPORTATION 0.55%
                     FedEx Corp.                                                  24,200            2,074
                     United Parcel Service, Inc. - B                               9,200              698
---------------------------------------------------------------------------------------------------------
                                                                                                    2,772
                   UTILITIES 2.77%
                     American Electric Power, Inc.                                56,220            1,797
                     Consolidated Edison, Inc.                                    22,000              925
                     Constellation Energy Group Inc.                              15,900              634
                     Entergy Corp.                                                48,800            2,958
                     Northeast Utilities System                                   45,400              880
                     PPL Corp.                                                    53,400            2,519
                     Sempra Energy Co.                                            64,800            2,345
                     Southern Company, Inc.                                       48,200            1,445
                     Xcel Energy, Inc.                                            26,700              462
---------------------------------------------------------------------------------------------------------
                                                                                                   13,965
                   TOTAL COMMON STOCK 98.81%
                      (Cost $470,726)                                                             498,828
=========================================================================================================

                                                                                                        PRINCIPAL
                                                                                           MATURITY      AMOUNT       MARKET
                                                                                 RATE        DATE         (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM         ABN AMRO - Repurchase Agreement
INVESTMENTS        dated 09/30/04 (secured by $2,386
                   US Treasury Bond, 8.75%, 05/15/20)                            1.77%     10/01/04       $2,337      $2,337

                   State Street Bank - Repurchase Agreement
                   dated 09/30/04 (secured by $3,365
                   US Treasury Bond, 6.625%, 02/15/27)                           0.90%     10/01/04        3,317       3,317
                   ---------------------------------------------------------------------------------------------------------

                   TOTAL SHORT-TERM INVESTMENTS 1.12%
                       (Cost $5,654)                                                                                   5,654
                   =========================================================================================================

                   TOTAL INVESTMENTS
                       (Cost $476,380)                                                                               504,482

                   CASH AND OTHER ASSETS IN
                      EXCESS OF LIABILITIES 0.07%                                                                        356
                   ---------------------------------------------------------------------------------------------------------

                   NET ASSETS 100.00%                                                                               $504,838
                   =========================================================================================================
                   ADR American Depository Receipts
                   * Non-income producing during the nine months ended September 30, 2004 as this security did not pay dividends.

                   See notes to Statements of Investments

WILSHIRE VARIABLE INSURANCE TRUST

                   STATEMENT OF INVESTMENTS
                   BALANCED FUND
                   SEPTEMBER 30, 2004 (UNAUDITED)
                                                       NUMBER OF        MARKET
                                                         SHARES          (000)
-------------------------------------------------------------------------------
INVESTMENTS        Equity Fund*                         7,906,271      $156,781
                   Income Fund*                         8,214,881       104,165
                   ------------------------------------------------------------

                   TOTAL INVESTMENTS 100.04%
                   (Cost $258,055)                                      260,946

                   LIABILITIES IN EXCESS OF
                   CASH AND OTHER ASSETS (0.04%)                            (98)
                   ------------------------------------------------------------

                   NET ASSETS 100.00%                                  $260,848
                   ============================================================

                   * Affiliated Funds.

                   See notes to Statements of Investments

WILSHIRE VARIABLE INSURANCE TRUST

                   STATEMENT OF INVESTMENTS
                   INCOME FUND
                   SEPTEMBER 30, 2004 (UNAUDITED)                                                     PRINCIPAL
                                                                                    MATURITY           AMOUNT             MARKET
                                                                         RATE         DATE              (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
U.S. AND           U.S. TREASURY BONDS & NOTES 10.04%
FOREIGN                U.S. Treasury Bond                              12.00%       08/15/13                 $505            $667
GOVERNMENT             U.S. Treasury Bond                               8.13%       08/15/19                  540             739
AND AGENCY             U.S. Treasury Bond                               8.50%       02/15/20                   25              35
OBLIGATIONS            U.S. Treasury Bond                               8.00%       11/15/21                  265             364
                       U.S. Treasury Bond                               6.25%       08/15/23                  695             812
                       U.S. Treasury Bond                               6.75%       08/15/26                  425             528
                       U.S. Treasury Bond                               6.13%       11/15/27                  645             749
                       U.S. Treasury Bond                               5.38%       02/15/31                  960           1,028
                       U.S. Treasury Bond - STRIPS(a)                   5.61%       11/15/21                  890             372
                       U.S. Treasury Bond - STRIPS(a)                   5.65%       02/15/23                   30              12
                       U.S. Treasury Bond - STRIPS(a)                   5.67%       11/15/27                  600             181
                       U.S. Treasury Inflation Indexed Bond             3.63%       04/15/28                  363             461
                       U.S. Treasury Inflation Indexed Bond             3.88%       04/15/29                1,947           2,583
                       U.S. Treasury Inflation Indexed Note             3.38%       01/15/07                  454             485
                       U.S. Treasury Inflation Indexed Note             3.88%       01/15/09                  381             429
                       U.S. Treasury Inflation Indexed Note             4.25%       01/15/10                  214             248
                       U.S. Treasury Inflation Indexed Note             3.38%       01/15/12                  149             169
                       U.S. Treasury Inflation Indexed Note             2.00%       07/15/14                  678             693
                       U.S. Treasury Note                               2.38%       08/31/06                1,200           1,196
                       U.S. Treasury Note                               5.75%       08/15/10                  225             251
                       U.S. Treasury Note                               4.25%       08/15/14                  710             717
                   ---------------------------------------------------------------------------------------------------------------
                                                                                                                           12,719
                   U.S. GOVERNMENT AGENCIES 4.95%
                       Federal Home Loan Banks                          5.93%       04/09/08                  100             109
                   ---------------------------------------------------------------------------------------------------------------

                       Federal Home Loan Mortgage Corp.                 3.50%       04/01/08                  400             398
                                                                        3.88%       01/12/09                  175             175
                                                                        7.00%       03/15/10                1,225           1,411
                                                                        6.88%       09/15/10                  195             224
                                                                        4.75%       12/08/10                  620             625
                                                                        4.50%       12/16/10                  765             766
                                                                        4.13%       02/24/11                  225             221
                   ---------------------------------------------------------------------------------------------------------------
                                                                                                                            3,820

                       Federal National Mortgage Association            1.76%       01/28/05                  950             950
                                                                        2.35%       04/05/07                  595             586
                                                                        3.13%       03/16/09                  225             219
                                                                        5.50%       07/18/12                  525             534
                   ---------------------------------------------------------------------------------------------------------------
                                                                                                                            2,289

                       Financing Corp. FICO - STRIPS(a)                 5.80%       04/05/19                  130              61
                   ---------------------------------------------------------------------------------------------------------------

                   MORTGAGE-BACKED SECURITIES
                       (U.S. GOVERNMENT AGENCIES) 27.13%
                       FHLMC POOL M80806                                4.00%       03/01/10                  152             152
                       FHLMC POOL A12891                                5.00%       08/01/33                1,321           1,312
                       FHLMC POOL A13092                                5.00%       09/01/33                  451             448
                       FHLMC POOL A13629                                5.00%       09/01/33                  931             925
                       FHLMC POOL C01622                                5.00%       09/01/33                  466             463
                       FHLMC POOL C01648                                5.00%       10/01/33                  935             929
                       FHLMC TBA (b)                                    5.00%       10/01/34                1,300           1,287
                       -----------------------------------------------------------------------------------------------------------
                                                                                                                            5,516

                       FNMA POOL 001466                                 8.75%       02/01/10                   28              30
                       FNMA POOL 313839                                 6.50%       11/01/12                   73              76
                       FNMA POOL 252345                                 6.00%       03/01/14                  159             167
                       FNMA POOL 291765                                 8.00%       08/01/14                   25              28
                       FNMA POOL 291947                                 8.00%       08/01/14                   14              15
                       FNMA POOL 288481                                 8.50%       09/01/14                   38              41
                       FNMA POOL 286320                                 8.00%       10/01/14                    2               2
                       FNMA POOL 302622                                 8.50%       01/01/15                   11              12
                       FNMA POOL 250282                                 8.50%       03/01/15                   22              24
                       FNMA POOL 040741                                 8.00%       01/01/17                    1               1
                       FNMA POOL 046122                                 7.75%       04/01/17                   15              17
                       FNMA POOL 654504                                 5.50%       09/01/17                  137             141

                                                                                                      PRINCIPAL
                                                                                    MATURITY           AMOUNT             MARKET
                                                                         RATE         DATE              (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
                       FNMA POOL 647366                                 6.00%       09/01/17                  285             299
                       FNMA POOL 670370                                 5.50%       09/01/17                  293             304
                       FNMA POOL 673488                                 5.50%       12/01/17                  396             410
                       FNMA POOL 705169                                 6.00%       05/01/18                  200             210
                       FNMA POOL 689082                                 5.00%       06/01/18                  186             190
                       FNMA POOL 251818                                 6.00%       06/01/18                  150             156
                       FNMA POOL 357414                                 4.00%       07/01/18                  290             283
                       FNMA POOL 747769                                 4.50%       10/01/18                  190             189
                       FNMA POOL 440735                                 6.00%       12/01/18                   12              13
                       FNMA POOL 758880                                 5.50%       01/01/19                  304             314
                       FNMA POOL 481440                                 6.00%       01/01/19                   19              20
                       FNMA POOL 765816                                 5.50%       02/01/19                  305             316
                       FNMA POOL 771281                                 5.50%       03/01/19                  327             339
                       FNMA POOL 773533                                 4.50%       04/01/19                  289             289
                       FNMA POOL 777336                                 4.50%       04/01/19                  289             289
                       FNMA POOL 775341                                 6.00%       05/01/19                  450             472
                       FNMA POOL 323871                                 7.00%       08/01/19                   45              48
                       FNMA POOL 050650                                 7.50%       10/01/22                   22              24
                       FNMA POOL 248213                                 7.50%       07/01/23                    9              10
                       FNMA POOL 459795                                 6.50%       06/01/29                  284             298
                       FNMA POOL 505728                                 6.50%       07/01/29                  158             166
                       FNMA POOL 506602                                 6.50%       07/01/29                  106             112
                       FNMA POOL 511876                                 6.50%       08/01/29                   75              79
                       FNMA POOL 532701                                 6.50%       03/01/30                  161             170
                       FNMA POOL 534065                                 8.50%       03/01/30                   33              36
                       FNMA POOL 532514                                 7.00%       04/01/30                   36              38
                       FNMA POOL 528068                                 7.50%       04/01/30                  108             116
                       FNMA POOL 528300                                 7.50%       04/01/30                  101             108
                       FNMA POOL 531331                                 7.50%       04/01/30                   24              26
                       FNMA POOL 539931                                 7.00%       05/01/30                   51              54
                       FNMA POOL 545605                                 7.00%       05/01/32                  211             224
                       FNMA POOL 555212                                 7.00%       10/01/32                  149             158
                       FNMA POOL 555880                                 5.50%       11/01/33                  650             660
                       FNMA POOL 725232                                 5.00%       03/01/34                1,589           1,576
                       FNMA POOL 770975                                 5.50%       04/01/34                  365             370
                       FNMA POOL 775495                                 5.50%       05/01/34                  448             454
                       FNMA POOL 777760                                 5.50%       05/01/34                  741             751
                       FNMA POOL 778243                                 5.50%       05/01/34                  228             231
                       FNMA POOL 757050                                 5.50%       06/01/34                  134             136
                       FNMA POOL 255269                                 5.50%       07/01/34                  315             320
                       FNMA POOL 783851                                 5.50%       07/01/34                  100             101
                       FNMA TBA (b)                                     4.00%       10/01/19                  300             292
                       FNMA TBA (b)                                     4.50%       10/01/19                  200             199
                       FNMA TBA (b)                                     5.00%       10/01/19                1,400           1,422
                       FNMA TBA (b)                                     6.00%       10/01/19                  500             524
                       FNMA TBA (b)                                     6.00%       10/01/34                1,200           1,241
                       FNMA TBA (b)                                     6.50%       10/01/34                2,200           2,307
                   ---------------------------------------------------------------------------------------------------------------
                                                                                                                           16,898

                       GNMA POOL 009277                                 5.00%       05/15/06                    3               3
                       GNMA POOL 037987                                11.50%       03/15/10                    2               2
                       GNMA POOL 462428                                 6.50%       12/15/12                    9              10
                       GNMA POOL 468711                                 6.50%       02/15/13                   44              47
                       GNMA POOL 471267                                 6.50%       05/15/13                   59              62
                       GNMA POOL 473566                                 6.50%       05/15/13                   29              31
                       GNMA POOL 474007                                 6.58%       08/15/13                   41              43
                       GNMA POOL 490679                                 6.50%       10/15/13                   19              20
                       GNMA POOL 480547                                 6.50%       02/15/14                   45              48
                       GNMA POOL 490339                                 6.00%       02/15/14                   26              28
                       GNMA POOL 496550                                 6.00%       03/15/14                   57              60
                       GNMA POOL 067223                                12.00%       03/15/14                    1               1
                       GNMA POOL 121126                                12.00%       03/15/15                    1               1
                       GNMA POOL 123992                                12.00%       03/15/15                    1               1
                       GNMA POOL 121873                                12.00%       06/15/15                    2               2
                       GNMA POOL 128893                                12.00%       06/15/15                    1               1
                       GNMA POOL 120458                                12.00%       07/15/15                    2               2
                       GNMA POOL 205376                                 9.50%       08/15/17                    1               1
                       GNMA II POOL 001828                              5.00%       05/20/22                   17              19
                       GNMA POOL 341672                                 7.50%       01/15/23                   64              69
                       GNMA POOL 337404                                 7.50%       05/15/23                    2               2
                       GNMA POOL 348075                                 7.50%       05/15/23                   25              27
                       GNMA POOL 348689                                 7.50%       05/15/23                   31              34
                       GNMA POOL 354587                                 7.50%       05/15/23                    1               2

                                                                                                      PRINCIPAL
                                                                                    MATURITY           AMOUNT             MARKET
                                                                         RATE         DATE              (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
                       GNMA POOL 356357                                 7.50%       05/15/23                    2               2
                       GNMA POOL 348708                                 7.50%       06/15/23                   15              16
                       GNMA POOL 350600                                 7.50%       06/15/23                   18              20
                       GNMA POOL 354603                                 7.50%       06/15/23                   31              33
                       GNMA POOL 355688                                 7.50%       06/15/23                    3               3
                       GNMA POOL 365786                                 7.50%       08/15/23                   59              64
                       GNMA POOL 315834                                 7.50%       09/15/23                   13              14
                       GNMA POOL 334720                                 7.50%       09/15/23                   17              18
                       GNMA POOL 353144                                 7.50%       09/15/23                   11              12
                       GNMA POOL 355289                                 7.50%       11/15/23                   11              12
                       GNMA POOL 370378                                 7.50%       11/15/23                   46              50
                       GNMA POOL 376352                                 7.50%       12/15/23                   22              23
                       GNMA POOL 780598                                 7.50%       12/15/23                  166             180
                       GNMA POOL 425878                                 6.00%       02/15/26                   38              40
                       GNMA POOL 462622                                 6.50%       03/15/28                   16              17
                       GNMA POOL 443559                                 6.50%       04/15/28                   27              28
                       GNMA POOL 462200                                 6.50%       06/15/28                   57              60
                       GNMA POOL 433880                                 6.50%       07/15/28                   15              16
                       GNMA POOL 468090                                 6.50%       07/15/28                   15              16
                       GNMA POOL 466700                                 6.50%       08/15/28                   24              25
                       GNMA POOL 482048                                 6.50%       08/15/28                   34              36
                       GNMA POOL 482144                                 7.00%       08/15/28                    4               4
                       GNMA POOL 484290                                 6.50%       08/15/28                    3               3
                       GNMA POOL 486470                                 6.50%       08/15/28                   22              24
                       GNMA POOL 486516                                 6.50%       09/15/28                   26              28
                       GNMA POOL 469617                                 6.50%       10/15/28                    2               2
                       GNMA POOL 505993                                 7.50%       10/15/29                   10              10
                       GNMA POOL 508888                                 7.50%       10/15/29                   62              67
                       GNMA POOL 502862                                 7.50%       11/15/29                   26              28
                       GNMA POOL 530399                                 7.50%       06/15/30                   38              41
                       GNMA POOL 565731                                 6.00%       07/15/32                  244             253
                       GNMA POOL 781590                                 5.50%       04/15/33                  486             496
                       GNMA POOL 614602                                 5.50%       07/15/33                  163             166
                       GNMA POOL 620467                                 6.00%       08/15/33                  421             437
                       GNMA POOL 606943                                 6.00%       11/15/33                  460             477
                       GNMA POOL 626093                                 6.00%       03/15/34                  262             272
                       GNMA II POOL 080916                              3.75%       05/20/34                  468             464
                       GNMA TBA (b)                                     5.50%       10/01/34                  800             814
                       GNMA TBA (b)                                     6.00%       10/01/34                6,530           6,767
                       GNMA TBA (b)                                     6.50%       10/01/34                  400             422
                   ---------------------------------------------------------------------------------------------------------------
                                                                                                                           11,976
                   FOREIGN GOVERNMENT AND AGENCY
                       OBLIGATIONS 10.55%
                       Brazil (Republic of)                            14.50%       10/15/09                  180             232
                       Brazil (Republic of)                            12.00%       04/15/10                  130             155
                       Brazil (Republic of)                             2.13%       04/15/12                  193             179
                       Brazil (Republic of)                             8.00%       04/15/14                  135             133
                       Brazil (Republic of)                            11.00%       08/17/40                   89             100
                       Bulgaria (Republic of)                           8.25%       01/15/15                  224             277
                       Canada (Government)                              5.00%       06/01/14                  720             585
                       Colombia (Republic of)                          10.50%       07/09/10                   55              63
                       Colombia (Republic of)                           9.75%       04/09/11                  139             157
                       Colombia (Republic of)                          11.75%       02/25/20                   80              98
                       France (Government)                              3.50%       01/12/09                  575             723
                       Germany (Republic of)                            3.25%       04/17/09                1,775           2,206
                       Germany (Republic of)                            5.25%       01/04/11                    1               1
                       Germany (Republic of)                            5.00%       01/04/12                  545             731
                       Germany (Republic of)                            4.25%       01/04/14                  700             889
                       Germany (Republic of)                            5.50%       01/04/31                1,290           1,813
                       Israel (Aid)                                     5.50%       04/26/24                  125             129
                       Israel (Aid)                                     5.50%       09/18/33                  125             130
                       Mexico United Mexican States                     8.00%       12/24/08                5,070             422
                       Mexico United Mexican States                     8.38%       01/14/11                  515             604
                       Mexico United Mexican States                     8.00%       09/24/22                   25              28
                       Mexico United Mexican States                    11.50%       05/15/26                  530             798
                       New Zealand (Government)                         6.00%       04/15/15                  710             474
                       Panama (Republic of)                             9.63%       02/08/11                   50              57
                       Panama (Republic of)                             9.38%       07/23/12                   20              23
                       Panama (Republic of)                            10.75%       05/15/20                   40              48
                       Panama (Republic of)                             9.38%       01/16/23                   30              33
                       Peru (Government)                                5.00%       03/07/17                  192             176
                       Peru (Government)                                8.75%       11/21/33                   40              40
                       Russian (Federation)                             5.00%       03/31/30                  850             818

                                                                                                      PRINCIPAL
                                                                                    MATURITY           AMOUNT             MARKET
                                                                         RATE         DATE              (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
                       Spain (Government)                               3.60%      01/31/09                   450             568
                       Sweden (Kingdom of)                              5.00%      01/28/09                 4,715             681
                 -----------------------------------------------------------------------------------------------------------------
                                                                                                                           13,371
                 TOTAL U.S. AND FOREIGN GOVERNMENT AND
                      AGENCY OBLIGATIONS 52.67%
                      (Cost $64,444)                                                                                       66,759
                 -----------------------------------------------------------------------------------------------------------------

U.S. AND         CONSUMER DISCRETIONARY 0.39%
FOREIGN                Ceasar's Entertainment, Inc.                     8.13%      05/15/11                    17              20
CORPORATE              Harrah's Operating Co., Inc.                     7.88%      12/15/05                    43              45
BONDS/NOTES            ITT Corp.                                        6.75%      11/15/05                     6               6
                       Lamar Media Corp.                                7.25%      01/01/13                    25              27
                       MGM Mirage                                       8.50%      09/15/10                    50              57
                       MGM Mirage (c)                                   6.75%      09/01/12                    20              21
                       Mohegan Tribal Gaming Authority                  6.38%      07/15/09                     3               3
                       Mohegan Tribal Gaming Authority                  8.00%      04/01/12                     5               6
                       Station Casinos, Inc.                            6.00%      04/01/12                    30              31
                       Target Corp.                                     5.88%      03/01/12                    90              98
                       Wal-Mart Stores, Inc.                            4.13%      02/15/11                   180             180
                 -----------------------------------------------------------------------------------------------------------------
                                                                                                                              494
                 FINANCIALS 9.56%
                       Bank of America Corp.                            3.88%      01/15/08                   185             188
                       Bank of America Corp.                            1.87%      02/17/09                   100             100
                       Bank of America Corp.                            7.40%      01/15/11                   225             262
                       Bank of America Corp.                            4.88%      01/15/13                   120             122
                       Bank of America Corp.                            5.38%      06/15/14                    65              68
                       Boeing Capital Corp.                             5.80%      01/15/13                    85              91
                       CIT Group, Inc.                                  4.00%      05/08/08                     5               5
                       Citigroup, Inc.                                  2.00%      06/09/09                   525             525
                       Citigroup, Inc.                                  5.63%      08/27/12                   265             283
                       Citigroup, Inc.(c)                               5.00%      09/05/14                   460             461
                       Credit Suisse First Boston USA, Inc.             4.63%      01/15/08                   220             227
                       E*Trade Financial Corp. (c)                      8.00%      06/15/11                    25              26
                       EIRCOM Funding                                   8.25%      08/15/13                    50              55
                       EOP Operating LP                                 4.75%      03/15/14                    80              77
                       EOP Operating LP                                 7.50%      04/19/29                    40              45
                       Ford Motor Credit Co.                            6.88%      02/01/06                    70              73
                       Ford Motor Credit Co.                            7.38%      10/28/09                   200             219
                       Ford Motor Credit Co.                            7.25%      10/25/11                    50              54
                       Ford Motor Credit Co.                            7.00%      10/01/13                   135             143
                       FleetBoston Financial Corp.                      3.85%      02/15/08                    80              81
                       General Electric Capital Corp.                   8.85%      04/01/05                   500             516
                       General Electric Capital Corp.                   3.45%      07/16/07                   475             477
                       General Electric Capital Corp.                   1.76%      07/28/08                   275             275
                       General Electric Capital Corp.                   5.88%      02/15/12                   150             163
                       General Motors Acceptance Corp.                  6.13%      09/15/06                   380             397
                       General Motors Acceptance Corp.                  6.13%      02/01/07                   220             231
                       General Motors Acceptance Corp.                  5.63%      05/15/09                   290             296
                       General Motors Acceptance Corp.                  7.25%      03/02/11                   335             358
                       General Motors Acceptance Corp.                  6.88%      09/15/11                   115             121
                       Goldman Sachs Group, Inc.                        6.60%      01/15/12                   290             324
                       Host Marriot Corp.                               7.88%      08/01/08                    12              12
                       Host Marriott LP                                 9.25%      10/01/07                     4               4
                       Household Finance Corp.                          6.40%      06/17/08                   325             355
                       Household Finance Corp.                          6.50%      11/15/08                   213             234
                       Household Finance Corp.                          6.38%      10/15/11                    45              50
                       Household Finance Corp.                          7.00%      05/15/12                   115             132
                       Household Finance Corp.                          6.38%      11/27/12                    40              44
                       HSBC Bank USA                                    1.98%      09/21/07                   275             275
                       J.P. Morgan Chase & Co.                          5.35%      03/01/07                   100             105
                       J.P. Morgan Chase & Co.                          6.38%      02/15/08                   100             109
                       J.P. Morgan Chase & Co.                          3.63%      05/01/08                    50              50
                       J.P. Morgan Chase & Co.                          3.50%      03/15/09                    10              10
                       J.P. Morgan Chase & Co.                          2.16%      10/02/09                   325             325
                       J.P. Morgan Chase & Co.                          6.63%      03/15/12                   100             112
                       J.P. Morgan Chase & Co.                          5.75%      01/02/13                   195             208
                       J.P. Morgan Chase & Co.                          5.13%      09/15/14                    75              75
                       La Quinta Properties, Inc. (c)                   7.00%      08/15/12                    10              11
                       Lehman Brothers Holdings, Inc.                   6.63%      01/18/12                   150             168
                       Mizuho JGB Investment LLC (c)                    9.87%      12/31/49                   210             246
                       Mizuho Preferred Capital Co. LLC (c)             8.79%      12/29/49                   360             412
                       Morgan Stanley                                   3.63%      04/01/08                   270             271
                       Protective Life Secured Trust                    3.70%      11/24/08                    85              85

                                                                                                      PRINCIPAL
                                                                                    MATURITY           AMOUNT             MARKET
                                                                         RATE         DATE              (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
                       RC Trust                                         7.00%      05/15/06                     2              82
                       REFCO Finance Holdings LLC (c)                   9.00%      08/01/12                    30              32
                       Rouse Co. (The)                                  5.38%      11/26/13                    75              72
                       SLM Corp.                                        3.63%      03/17/08                   225             226
                       SLM Corp.                                        4.12%      04/01/09                   220             221
                       SLM Corp.                                        5.38%      01/15/13                    85              88
                       SunTrust Banks, Inc.                             3.63%      10/15/07                   270             271
                       UBS Preferred Funding Trust I                    8.62%      10/29/49                    25              30
                       US Bancorp                                       3.13%      03/15/08                   170             167
                       US Bank NA                                       2.87%      02/01/07                   250             248
                       Ventas Realty LP                                 8.75%      05/01/09                    20              22
                       Ventas Realty LP                                 9.00%      05/01/12                    10              11
                       Wachovia Corp.                                   3.63%      02/17/09                    50              50
                       Wells Fargo & Co.                                2.09%      09/28/07                    75              75
                       Wells Fargo & Co.                                4.00%      08/15/08                   575             582
                       Wells Fargo & Co.                                1.98%      09/15/09                   305             305
                       Wells Fargo & Co.                                5.00%      11/15/14                    75              76
                 -----------------------------------------------------------------------------------------------------------------
                                                                                                                           12,114
                 HEALTH CARE 0.54%
                       Boston Scientific Corp.                          5.45%      06/15/14                    60              63
                       Bristol-Myers Squibb Co.                         5.75%      10/01/11                   175             188
                       Fresenius Medical Care Cap Trust II              7.88%      02/01/08                     1              98
                       HCA, Inc.                                        7.13%      06/01/06                    40              42
                       HCA, Inc.                                        7.25%      05/20/08                    22              24
                       Manor Care, Inc.                                 7.50%      06/15/06                    10              11
                       Omnicare, Inc.                                   8.13%      03/15/11                    39              42
                       Tenet Healthcare Corp.                           6.38%      12/01/11                   121             109
                       Tenet Healthcare Corp.                           7.38%      02/01/13                    40              38
                       Wyeth                                            6.50%      02/01/34                    70              72
                 -----------------------------------------------------------------------------------------------------------------
                                                                                                                              687
                 INDUSTRIAL 5.49%
                       Abitibi-Consolidated, Inc.                       5.38%      06/15/11                    10              10
                       AGCO Corp.                                       9.50%      05/01/08                    11              12
                       Allied Waste North America                       8.88%      04/01/08                     4               4
                       Allied Waste North America                       8.50%      12/01/08                    10              11
                       Altria Group, Inc.                               7.00%      11/04/13                    20              21
                       Amerada Hess Corp.                               7.30%      08/15/31                   110             120
                       Amerada Hess Corp.                               7.13%      03/15/33                    60              64
                       Anadarko Finance Co.                             6.75%      05/01/11                   200             227
                       Anadarko Finance Co.                             7.50%      05/01/31                    80              98
                       Apache Corp.                                     6.25%      04/15/12                   180             202
                       Armco, Inc.                                      9.00%      09/15/07                   138             139
                       BE Aerospace, Inc.                               8.50%      10/01/10                    30              33
                       Chesapeake Energy Corp.                          9.00%      08/15/12                    16              18
                       Chesapeake Energy Corp.                          7.50%      09/15/13                    10              11
                       Chesapeake Energy Corp.                          6.88%      01/15/16                    65              68
                       ChevronTexaco Capital Co.                        3.50%      09/17/07                   200             202
                       Conoco Funding Co.                               6.35%      10/15/11                   150             167
                       Conoco Funding Co.                               7.25%      10/15/31                    35              42
                       ConocoPhillips                                   4.75%      10/15/12                   400             406
                       ConocoPhillips Holding Co.                       6.95%      04/15/29                    40              46
                       Crown Cork & Seal Finance Plc                    7.00%      12/15/06                     5               5
                       D.R. Horton, Inc.                                7.88%      08/15/11                    35              40
                       DaimlerChrysler N.A. Holding Corp.               2.34%      09/10/07                    25              25
                       DaimlerChrysler N.A. Holding Corp.               4.75%      01/15/08                    85              88
                       DaimlerChrysler N.A. Holding Corp.               4.05%      06/04/08                    20              20
                       DaimlerChrysler N.A. Holding Corp.               7.30%      01/15/12                   135             153
                       DaimlerChrysler N.A. Holding Corp.               6.50%      11/15/13                    50              54
                       Delta Airlines, Inc.                             6.72%      07/02/24                   124             128
                       Devon Energy Corp.                               7.95%      04/15/32                   140             174
                       Devon Financing Corp. ULC                        6.88%      09/30/11                    25              28
                       Devon Financing Corp. ULC                        7.88%      09/30/31                    80              98
                       Dresser, Inc.                                    9.38%      04/15/11                    10              11
                       Eastman Kodak Co.                                7.25%      11/15/13                    15              17
                       EnCana Corp.                                     6.50%      08/15/34                    25              27
                       EnCana Corp.                                     6.30%      11/01/11                    90              98
                       Enterprise Products Operating LP (c)             4.00%      10/15/07                    25              25
                       Fisher Scientific International, Inc. (c)        6.75%      08/15/14                     5               5
                       FMC Corp.                                       10.25%      11/01/09                    22              26
                       General Mills, Inc.                              5.13%      02/15/07                   110             115
                       General Mills, Inc.                              3.88%      11/30/07                   150             152
                       Georgia-Pacific Corp.                            8.88%      02/01/10                    18              21
                       Georgia-Pacific Corp.                            9.50%      12/01/11                     2               2

                                                                                                      PRINCIPAL
                                                                                    MATURITY           AMOUNT             MARKET
                                                                         RATE         DATE              (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
                       Georgia-Pacific Corp.                            9.38%      02/01/13                     1               1
                       Georgia-Pacific Corp.                            7.70%      06/15/15                    13              15
                       Georgia-Pacific Corp.                            8.00%      01/15/24                    45              51
                       Hanover Equipment Trust                          8.75%      09/01/11                    25              27
                       IBM Corp.                                        4.75%      11/29/12                   175             177
                       IMC Global, Inc.                                10.88%      06/01/08                    12              15
                       IMC Global, Inc.                                10.88%      08/01/13                    30              38
                       International Paper Co.                          5.50%      01/15/14                    50              51
                       International Steel Group, Inc. (c)              6.50%      04/15/14                    30              30
                       Kansas City Southern Railway                     9.50%      10/01/08                    23              25
                       Kellogg Co.                                      6.60%      04/01/11                    55              62
                       Kraft Foods, Inc.                                6.25%      06/01/12                   125             137
                       Lockheed Martin Corp.                            8.20%      12/01/09                   175             208
                       Lockheed Martin Corp.                            7.65%      05/01/16                    95             115
                       Lockheed Martin Corp.                            8.50%      12/01/29                    35              46
                       MeadWestvaco Corp.                               6.85%      04/01/12                    55              61
                       Nalco Co.                                        7.75%      11/15/11                    30              32
                       Norfolk Southern Corp.                           6.20%      04/15/09                    90              98
                       Northrop Grumman Corp.                           4.08%      11/16/06                   150             152
                       Northrop Grumman Corp.                           7.75%      02/15/31                    40              49
                       Occidental Petroleum Corp.                       8.45%      02/15/29                    25              33
                       OMI Corp.                                        7.63%      12/01/13                    20              21
                       Overseas Shipholding Group                       7.50%      02/15/24                    30              29
                       Peabody Energy Corp.                             6.88%      03/15/13                    58              63
                       Philip Morris Cos., Inc.                         7.20%      02/01/07                   500             530
                       Plains Exploration & Production Co. (c)          7.13%      06/15/14                    20              21
                       Pride International, Inc. (c)                    7.38%      07/15/14                    30              33
                       Raytheon Co.                                     6.75%      08/15/07                    40              44
                       Raytheon Co.                                     7.00%      11/01/28                    40              45
                       Sara Lee Corp.                                   6.25%      09/15/11                    90             100
                       Sara Lee Corp.                                   3.88%      06/15/13                    60              56
                       Schuler Homes, Inc.                              9.38%      07/15/09                    26              28
                       Smithfield Foods, Inc.                           8.00%      10/15/09                    44              49
                       Smithfield Foods, Inc. (c)                       7.00%      08/01/11                    10              10
                       SPX Corp.                                        7.50%      01/01/13                    25              25
                       Suncor Energy, Inc.                              5.95%      12/01/34                    30              31
                       Trimas Corp.                                     9.88%      06/15/12                    10              10
                       Unilever Capital Corp.                           7.13%      11/01/10                    55              64
                       Vintage Petroleum, Inc.                          7.88%      05/15/11                    20              21
                       Vintage Petroleum, Inc.                          8.25%      05/01/12                    24              27
                       Waste Management, Inc.                           6.88%      05/15/09                   425             475
                       Waste Management, Inc.                           7.38%      05/15/29                   250             287
                       Western Oil Sands, Inc.                          8.38%      05/01/12                    17              20
                       Weyerhaeuser Co.                                 6.75%      03/15/12                   120             135
                       WMX Technologies, Inc.                           7.00%      10/15/06                   125             134
                       XTO Energy, Inc.                                 7.50%      04/15/12                    56              66
                 -----------------------------------------------------------------------------------------------------------------
                                                                                                                            6,960
                 TELECOMMUNICATIONS 3.09%
                       AT&T Wireless Services, Inc.                     8.13%      05/01/12                    85             103
                       BellSouth Capital Funding                        7.88%      02/15/30                   160             193
                       BellSouth Corp.                                  4.20%      09/15/09                    75              75
                       BellSouth Corp.                                  6.55%      06/15/34                    25              26
                       Cincinnati Bell, Inc.                            7.25%      07/15/13                    20              19
                       Cincinnati Bell, Inc.                            8.38%      01/15/14                    20              18
                       Comcast Cable Communications Holdings, Inc.      8.38%      03/15/13                    60              73
                       Comcast Corp.                                    6.50%      01/15/15                   345             373
                       COX Communications, Inc.                         4.63%      06/01/13                    95              88
                       COX Communications, Inc.                         7.75%      11/01/10                    15              17
                       CSC Holdings, Inc. (c)                           6.75%      04/15/12                    30              30
                       CSC Holdings, Inc.                               7.88%      02/15/18                    31              32
                       Echostar DBS Corp.                               4.85%      10/01/08                    25              26
                       Echostar DBS Corp. (c)                           6.63%      10/01/14                    25              25
                       Freescale Semiconductor, Inc. (c)                4.38%      07/15/09                    10              10
                       Freescale Semiconductor, Inc. (c)                6.88%      07/15/11                     5               5
                       Freescale Semiconductor, Inc. (c)                7.13%      07/15/14                    10              10
                       Historic TW, Inc.                                6.63%      05/15/29                   245             253
                       Intelsat, Ltd.                                   6.50%      11/01/13                    30              25
                       Liberty Media Corp.                              3.38%      09/17/06                   280             283
                       MCI, Inc.                                        5.91%      05/01/07                    24              24
                       MCI, Inc.                                        6.69%      05/01/09                    24              23
                       MCI, Inc.                                        7.74%      05/01/14                    20              19
                       News America Holdings, Inc.                      8.00%      10/17/16                   100             122
                       Nextel Communications, Inc.                      7.38%      08/01/15                    20              22

                                                                                                      PRINCIPAL
                                                                                    MATURITY           AMOUNT             MARKET
                                                                         RATE         DATE              (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
                       Qwest Capital Funding, Inc.                      7.25%      02/15/11                    10               9
                       Qwest Capital Funding, Inc.                      7.75%      02/15/31                    30              23
                       Qwest Communications International (c)           5.21%      02/15/09                    40              38
                       Qwest Communications International (c)           7.50%      02/15/14                    40              37
                       Qwest Corp.                                      5.63%      11/15/08                    30              29
                       Qwest Corp. (c)                                  7.88%      09/01/11                    60              62
                       Rogers Wireless Communications, Inc.             6.38%      03/01/14                    20              18
                       Shaw Communications, Inc.                        7.25%      04/06/11                    40              44
                       Shaw Communications, Inc.                        7.20%      12/15/11                    24              26
                       Sprint Capital Corp.                             4.78%      08/17/06                   160             164
                       Sprint Capital Corp.                             6.00%      01/15/07                    70              74
                       Sprint Capital Corp.                             8.38%      03/15/12                    40              48
                       Sun Media Corp.                                  7.63%      02/15/13                    10              11
                       Tele-Communications-TCI Group, Inc.              7.88%      08/01/13                   330             386
                       Time Warner, Inc.                                6.88%      05/01/12                   400             446
                       Time Warner, Inc.                                7.70%      05/01/32                    25              29
                       Verizon Global Funding Corp.                     6.88%      06/15/12                    40              45
                       Verizon Global Funding Corp.                     7.38%      09/01/12                    30              35
                       Verizon Global Funding Corp.                     4.38%      06/01/13                    85              82
                       Verizon New Jersey, Inc.                         5.88%      01/17/12                   325             346
                       Viacom, Inc.                                     5.63%      08/15/12                    40              42
                       Walt Disney Co.                                  6.20%      06/20/14                    25              27
                 -----------------------------------------------------------------------------------------------------------------
                                                                                                                            3,915
                 UTILITIES 2.76%
                       AES Corp.                                        8.75%      06/15/08                    16              17
                       AES Corp.                                        9.50%      06/01/09                    68              76
                       AES Corp.                                        9.38%      09/15/10                    37              42
                       AES Corp.                                        8.88%      02/15/11                    19              21
                       Calpine Corp.                                    7.88%      04/01/08                    75              51
                       Cleveland Electric Illumuninating Co.            5.65%      12/15/13                    40              41
                       Dominion Resources, Inc.                         4.13%      02/15/08                    30              30
                       Dominion Resources, Inc.                         5.13%      12/15/09                    80              83
                       Dominion Resources, Inc.                         5.70%      09/17/12                   110             116
                       El Paso Corp. (d)                                4.36%      02/28/21                 1,050             536
                       El Paso Corp.                                    7.80%      08/01/31                   920             807
                       El Paso Corp.                                    7.75%      01/15/32                    40              35
                       FirstEnergy Corp.                                5.50%      11/15/06                    40              42
                       FirstEnergy Corp.                                6.45%      11/15/11                    50              55
                       FirstEnergy Corp.                                7.38%      11/15/31                   270             303
                       Midwest Generation LLC                           8.75%      05/01/34                   105             114
                       National Waterworks, Inc.                       10.50%      12/01/12                    15              17
                       Nevada Power Co. (c)                             6.50%      04/15/12                    20              21
                       NRG Energy, Inc. (c)                             8.00%      12/15/13                    35              37
                       Ohio Edison Co.                                  5.45%      05/01/15                   100             101
                       Orion Power Holdings, Inc.                      12.00%      05/01/10                    88             110
                       Pacific Energy Partners LP (c)                   7.13%      06/15/14                    10              11
                       Pacific Gas & Electric Co.                       1.81%      04/03/06                    60              60
                       Pacific Gas & Electric Co.                       6.88%      07/15/08                    20              22
                       Pacific Gas & Electric Co.                       6.05%      03/01/34                   100             102
                       Progress Energy, Inc.                            7.75%      03/01/31                    75              89
                       Reliant Energy, Inc.                             9.25%      07/15/10                    15              16
                       Southern Natural Gas Co.                         8.88%      03/15/10                    20              23
                       Transcontinental Gas Pipeline Corp.              8.88%      07/15/12                    25              30
                       TXU Corp.                                        6.38%      06/15/06                    10              11
                       TXU Electric Delivery Co.                        6.38%      01/15/15                    50              55
                       TXU Energy Co., LLC (c)                          2.38%      01/17/06                    60              60
                       TXU Energy Co., LLC                              7.00%      03/15/13                    50              56
                       Williams Companies, Inc. (The)                   7.63%      07/15/19                    10              11
                       Williams Companies, Inc. (The)                   7.50%      01/15/31                   173             174
                       Williams Companies, Inc. (The)                   7.75%      06/15/31                    80              81
                       Williams Companies, Inc. (The)                   8.75%      03/15/32                    40              45
                 -----------------------------------------------------------------------------------------------------------------
                                                                                                                            3,501
                 FOREIGN 1.54%
                       British Telecommunications PLC                   8.38%      12/15/10                   140             169
                       British Telecommunications PLC                   8.88%      12/15/30                     5               7

                                                                                                      PRINCIPAL
                                                                                    MATURITY           AMOUNT             MARKET
                                                                         RATE         DATE              (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
                       Compagnie Generale de Geophysique S.A           10.63%      11/15/07                     8               8
                       Crown European Holdings S.A.                    10.88%      03/01/13                    30              35
                       Deutsche Telekom International Finance BV        8.75%      06/15/30                    25              32
                       Diageo Capital PLC                               3.38%      03/20/08                    85              85
                       Hydro-Quebec                                     6.30%      05/11/11                    60              67
                       Royal Bank Scotland Group PLC                    8.82%      03/31/49                   300             309
                       Swedish Export Credit Corp.                      2.88%      01/26/07                   100             100
                       Telecom Italia Capital (c)                       5.25%      11/15/13                    35              36
                       Telecom Italia Capital (c)                       4.95%      09/30/14                    65              64
                       Telecom Italia Capital (c)                       6.00%      09/30/34                    75              73
                       Tyco International Group S.A.                    5.88%      11/01/04                    20              20
                       Tyco International Group S.A.                    6.38%      02/15/06                    30              31
                       Tyco International Group S.A.                    6.13%      11/01/08                    40              43
                       Tyco International Group S.A.                    6.75%      02/15/11                    10              11
                       Tyco International Group S.A.                    6.00%      11/15/13                   220             237
                       Tyco International Group S.A.                    7.00%      06/15/28                   418             472
                       Vodafone Group PLC                               7.75%      02/15/10                    80              94
                       Vodafone Group PLC                               5.00%      12/16/13                    60              61
                 -----------------------------------------------------------------------------------------------------------------
                                                                                                                            1,954
                 ASSET BACKED AND COLLATERALIZED MORTGAGE
                      OBLIGATION SECURITIES 14.31%
                       Amortizing Residential Collateral Trust          2.12%      01/01/32                   174             174
                       Asset Securitization Corp.                       7.08%      02/14/41                   100             113
                       Asset Securitization Corp.                       6.75%      02/14/43                   260             283
                       Bank of America Alternative Loan Trust           5.00%      08/25/19                   198             204
                       Capital Lease Funding Securitization LP (c)      7.35%      06/22/24                   662             709
                       Chesapeake Funding LLC                           2.06%      08/07/15                 1,100           1,102
                       Citibank Credit Card Issuance Trust              6.90%      10/15/07                   850             888
                       Citibank Credit Card Issuance Trust              2.55%      01/20/09                   525             519
                       Citibank Credit Card Master Trust I              6.10%      05/15/08                   525             552
                       COMM 2000-C1 A2                                  7.42%      08/15/33                   290             332
                       Conseco Financial Securitizations Corp.          8.50%      03/01/33                   694             209
                       Countrywide Alternative Loan Trust               5.00%      03/25/19                   452             453
                       CS First Boston Mortgage Securities Corp,        6.55%      01/17/35                   675             730
                       Deutsche Mortgage and Asset Receiving Corp.      6.54%      06/15/31                   934           1,007
                       Discover Card Master Trust I                     1.92%      07/15/08                   600             601
                       Federal Home Loan Mortgage Corp.                 5.50%      06/15/15                   267             279
                       Federal Home Loan Mortgage Corp.                 5.00%      03/15/26                   150             152
                       Federal National Mortgage Association            4.60%      10/15/14                    10              10
                       Federal National Mortgage Association            5.25%      04/25/25                   165             169
                       Federal National Mortgage Association            6.00%      03/25/29                   200             207
                       Federal National Mortgage Association            5.00%      04/25/34                   267             271
                       GMAC Commercial Mortgage Securities, Inc.        7.18%      08/15/36                   313             354
                       GMAC Commercial Mortgage Securities, Inc.        4.65%      04/10/40                   575             585
                       Green Tree Financial Corp.                       9.15%      01/15/18                    70              63
                       Green Tree Home Improvement Loan Trust           7.60%      07/15/20                    35              35
                       Green Tree Recreational Equipment & Consumer     7.25%      03/15/29                   148              30
                       GS Mortgage Securities Corp. II                  6.62%      10/18/30                   400             438
                       HFC Home Equity Loan Trust                       2.10%      01/20/31                   229             229
                       IMPAC CMB Trust                                  2.19%      10/25/33                   445             445
                       Indymac MBS, Inc.                                4.75%      02/25/19                 1,580           1,577
                       LB-UBS Commercial Mortgage Trust                 7.37%      08/15/26                   270             312
                       LB-UBS Commercial Mortgage Trust                 4.06%      09/15/27                   180             181
                       MBNA Credit Card Master Note Trust               2.70%      09/15/09                   525             520
                       MBNA Credit Card Master Note Trust               3.30%      07/15/10                   510             509
                       MBNA Credit Card Master Note Trust               2.65%      11/15/10                   600             582
                       Morgan Stanley Capital I                         4.34%      06/13/41                   220             223
                       New Century Home Equity Loan Trust               1.46%      10/25/33                   215             215
                       Salomon Brothers Mortgage Securities VII         2.14%      03/25/32                   464             464
                       Security National Mortgage Loan Trust (c)        8.80%      04/25/24                   450             472
                       SLM Student Loan Trust                           1.97%      07/25/06                   625             625
                       Small Business Administration                    4.75%      08/10/14                   325             326
                       Systems 2001 Asset Trust, LLC (c)                6.66%      09/15/13                   474             527
                       Wells Fargo Mortgage Backed Securities Trust     3.54%      09/25/34                   470             456
                 -----------------------------------------------------------------------------------------------------------------
                                                                                                                           18,132
                 TOTAL CORPORATE BONDS/NOTES 37.68%
                      (Cost $46,698)                                                                                       47,757
                 =================================================================================================================

                                                                                                      PRINCIPAL
                                                                                    MATURITY           AMOUNT             MARKET
                                                                         RATE         DATE              (000)             (000)
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM       Commercial Paper
INVESTMENTS            HBOS Treasury Services                           1.65%^      11/22/04                   748             748
                       Hertz Corp.                                      2.04%^      03/24/05                   150             150

                 Federal Home Loan Bank Discount Notes                  1.65%^      10/01/04                 8,200           8,200
                                                                        1.54%^      10/22/04                   640             639
                                                                        1.58%^      10/27/04                   640             639

                 Federal Home Loan Mortgage Corp.
                    Discount Notes                                      1.72%^      11/30/04                   640             638
                                                                        1.79%^      12/07/04                   640             638

                 Federal National Mortgage Association
                    Discount Notes                                      1.66%^      11/10/04                   640             639
                                                                        1.70%^      11/12/04                   640             639
                                                                        1.71%^      11/17/04                   640             638
                                                                        1.74%^      11/24/04                   640             638
                                                                        1.78%^      11/29/04                   640             638
                                                                        1.75%^      11/30/04                   640             638

                 Lehman Brothers - Repurchase Agreement                  1.86%      10/01/04                 6,300           6,300
                      dated 09/30/04 (secured by $6,435
                      Federal National Mortgage Association,
                      3.75%, 09/15/08)

                 Merrill Lynch - Repurchase Agreement                    1.86%      10/01/04                $6,300           6,300
                      dated 09/30/04 (secured by $6,426,
                      Federal Home Loan Bank, 6.00%, 09/30/24)
                 ------------------------------------------------------------------------------------------------------------------

                 TOTAL SHORT-TERM INVESTMENTS 22.16%
                      (Cost $28,083)                                                                                        28,082
                 ==================================================================================================================

                 TOTAL INVESTMENTS 112.51%
                      (Cost $139,225)                                                                                      142,598

                 FOREIGN CURRENCY 0.00%#
                      Various currency
                      (Cost $4)                                                                                                  4

                 LIABILITIES IN EXCESS OF
                      CASH AND OTHER ASSETS (12.51)%                                                                       (15,854)
                 ------------------------------------------------------------------------------------------------------------------

                 NET ASSETS 100.00%                                                                                       $126,748
                 ==================================================================================================================

                 STRIPS -  Separate Trading of Registered Interest and Principal Securities
                 (a) A zero coupon bond. The rate reflects the security's yield to maturity at September 30, 2004.
                 (b) Securities purchased on a when issued or delayed delivery basis. At September 30, 2004, the value of the securities amounted to $15,274,149 or 12.05% of total net assets.
                 (c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At September 30, 2004, these securities amounted to $3,561,689 or 2.81% of total net assets.
                 (d) A zero coupon bond that converts to a fixed or variable rate at a future date. The rate reflects the security's yield to maturity at September 30, 2004.
                 # Less than 0.01%.
                 ^ Annualized yield at date of purchase.

WILSHIRE VARIABLE INSURANCE TRUST

                   STATEMENT OF INVESTMENTS
                   SOCIALLY RESPONSIBLE FUND
                   SEPTEMBER 30, 2004 (UNAUDITED)
                                                                                                  NUMBER OF           MARKET
                                                                                                    SHARES             (000)
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK       AEROSPACE 2.45%
                       Boeing Co. (The)                                                               10,200            $527
                       General Dynamics Corp.                                                          2,400             245
                       Goodrich Corp.                                                                 14,400             452
                       Textron, Inc.                                                                   9,200             591
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       1,815
                   AUTOMOTIVE 3.17%
                       American Axle & Manufacturing Holdings, Inc.                                    6,700             196
                       Autoliv, Inc.                                                                  15,400             622
                       Borg Warner, Inc.                                                               6,800             294
                       Cooper Tire & Rubber Co.                                                        9,400             190
                       Dana Corp.                                                                     10,200             180
                       Delphi Corp.                                                                   36,400             338
                       Lear Corp.                                                                      9,800             534
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       2,354
                   BANKS & FINANCIAL SERVICES 29.70%
                       Bank of America Corp.                                                          69,600           3,016
                       Capital One Financial Corp.                                                     1,200              89
                       Citigroup, Inc.                                                                77,366           3,413
                       Comerica, Inc.                                                                  9,700             576
                       Federal Home Loan Mortgage Corp.                                               14,400             939
                       Federal National Mortgage Association                                           4,600             292
                       Goldman Sachs Group, Inc.                                                       7,600             709
                       J.P. Morgan Chase & Co.                                                        61,732           2,453
                       KeyCorp                                                                        19,100             604
                       Lehman Brothers Holdings, Inc.                                                  8,600             686
                       Merrill Lynch & Company, Inc.                                                  13,100             651
                       Morgan Stanley Dean Witter & Co.                                               16,000             789
                       National City Corp.                                                            19,400             749
                       PNC Financial Services Group                                                    3,700             200
                       Regions Financial Corp.                                                        17,901             592
                       SouthTrust Corp.                                                               18,700             779
                       SunTrust Banks, Inc.                                                            8,600             606
                       U.S. Bancorp                                                                   45,600           1,318
                       Wachovia Corp.                                                                 33,500           1,573
                       Washington Mutual, Inc.                                                        23,000             899
                       Wells Fargo & Co.                                                              18,700           1,115
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                      22,048
                   BUSINESS SERVICES 0.22%
                       Cendant Corp.                                                                   7,600             164
                   ----------------------------------------------------------------------------------------------------------

                   CHEMICALS 1.94%
                       Dow Chemical Co.                                                                9,900             447
                       Eastman Chemical Co.                                                            9,200             437
                       PPG Industries, Inc.                                                            9,000             552
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       1,436
                   COMMUNICATION EQUIPMENT & SERVICES 5.37%
                       ADC Telecommunications, Inc.*                                                  99,600             180
                       AGERE Systems, Inc. - A*                                                       88,400              93
                       BellSouth Corp.                                                                11,700             317
                       Corning, Inc.*                                                                 38,550             427

                       Lucent Technologies, Inc.*                                                     57,100             181
                       Nortel Networks Corp.*                                                         75,700             257
                       Sprint FON Group                                                               48,850             983
                       Tellabs, Inc.*                                                                 42,100             388
                       Verizon Communications, Inc.                                                   29,500           1,162
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       3,988
                   COMPUTER HARDWARE & PERIPHERALS 3.02%
                       Hewlett-Packard Co.                                                            63,000           1,181
                       Ingram Micro, Inc. - A*                                                        21,900             353
                       International Business Machines Corp.                                           3,300             283
                       Quantum Corp.*                                                                 24,600              57
                       Tech Data Corp.*                                                                9,500             366
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       2,240
                   COMPUTER SOFTWARE & SERVICES 1.37%
                       Microsoft Corp.                                                                21,800             603
                       Newell Rubbermaid, Inc.                                                        20,600             413
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       1,016
                   CONSTRUCTION & BUILDING PRODUCTS 2.59%
                       Martin Marietta Materials, Inc.                                                 5,700             258
                       Masco Corp.                                                                    13,800             477
                       Pulte Homes, Inc.                                                              11,900             730
                       Vulcan Materials Co.                                                            9,000             459
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       1,924
                   CONSUMER PRODUCTS 0.12%
                       ConAgra Foods, Inc.                                                             3,500              90
                   ----------------------------------------------------------------------------------------------------------

                   ELECTRONIC EQUIPMENT & SEMICONDUCTORS 2.16%
                       Arrow Electronics, Inc.*                                                       15,900             359
                       Atmel Corp.*                                                                   26,500              96
                       Avnet, Inc.*                                                                   15,000             257
                       Hubbell, Inc. - B                                                               8,600             386
                       Sanmina-SCI Corp.*                                                             19,100             135
                       Solectron Corp.*                                                               70,800             350
                       Vishay Intertechnology, Inc.*                                                   1,800              23
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       1,606
                   ENERGY 5.13%
                       Amerada Hess Corp.                                                              7,600             676
                       Anadarko Petroleum Corp.                                                        9,400             624
                       Ashland, Inc.                                                                   3,900             219
                       ConocoPhillips                                                                 14,900           1,234
                       Marathon Oil Corp.                                                             17,100             706
                       Unocal Corp.                                                                    8,100             348
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       3,807
                   FOOD & BEVERAGE 3.39%
                       Coco Cola Corp.                                                                 3,000             120
                       Kraft Foods, Inc. - A                                                          15,300             485
                       McDonald's Corp.                                                               32,900             922
                       PepsiCo, Inc.                                                                   9,700             472
                       Sara Lee Corp.                                                                 22,000             503
                       Tyson Foods, Inc. - A                                                           1,000              16
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       2,518
                   HEALTH CARE & PHARMACEUTICALS 3.22%
                       Bristol-Myers Squibb Co.                                                       12,000             284
                       HCA, Inc.                                                                       3,800             145
                       Medco Health Solutions, Inc.*                                                  14,400             445
                       Merck & Company, Inc.                                                          24,500             809
                       Pfizer, Inc.                                                                   19,380             593
                       Wyeth                                                                           3,000             112
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       2,388

                   INSURANCE 7.68%
                       ACE, Ltd.                                                                       4,900             196
                       Allstate Corp.                                                                 20,200             969
                       American International Group, Inc.                                              5,000             340
                       Chubb Corp.                                                                     7,600             534
                       Genworth Financial, Inc. - A                                                   17,900             417
                       Hartford Financial Services Group, Inc.                                        10,300             638
                       MBIA, Inc.                                                                      6,500             378
                       MetLife, Inc.                                                                  12,850             497
                       PartnerRe, Ltd.                                                                   900              49
                       St. Paul Travelers Companies, Inc. (The)                                       22,860             756
                       Torchmark Corp.                                                                10,500             558
                       XL Capital, Ltd. - A                                                            5,000             370
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       5,702
                   MANUFACTURING (DIVERSIFIED) 5.06%
                       Eaton Corp.                                                                     8,600             545
                       Cooper Industries, Ltd. - A                                                     6,000             354
                       Ingersoll Rand Co. - A                                                          5,800             394
                       MGIC Investment Corp.                                                           6,500             433
                       Monsanto Co.                                                                   18,400             670
                       Parker Hannifin Corp.                                                           8,200             483
                       Tyco International, Ltd.                                                       20,100             616
                       Whirlpool Corp.                                                                 4,300             258
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       3,753
                   MEDIA & MEDIA SERVICES 1.75%
                       Comcast Corp. - A*                                                             31,100             878
                       Interpublic Group of Companies, Inc.*                                          28,800             305
                       Walt Disney Co. (The)                                                           5,200             117
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       1,300
                   PAPER & FOREST PRODUCTS 3.61%
                       Georgia-Pacific Corp.                                                          17,300             622
                       Kimberly-Clark Corp.                                                            9,500             614
                       MeadWestvaco Corp.                                                             15,500             494
                       Smurfit-Stone Container Corp.*                                                 24,200             468
                       Temple-Inland, Inc.                                                             7,200             483
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       2,681
                   PRINTING & PUBLISHING 0.59%
                       R.R. Donnelley & Sons Co. 14,000                                                                  438
                   ----------------------------------------------------------------------------------------------------------

                   RAILROAD & SHIPPING 2.43%
                       Burlington Northern Santa Fe Corp.                                             19,100             732
                       CSX Corp.                                                                      13,500             448
                       Norfolk Southern Corp.                                                         21,000             625
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       1,805
                   RETAIL & APPAREL 5.89%
                       Albertson's, Inc.                                                              20,300             486
                       Federated Department Stores                                                    10,400             472
                       Home Depot, Inc.                                                                7,300             286
                       Jones Apparel Group, Inc.                                                      11,400             408
                       Kroger Co. (The)*                                                              33,300             517
                       Limited Brands, Inc.                                                           23,100             515
                       Liz Claiborne, Inc.                                                             8,200             309
                       May Department Stores Co. (The)                                                15,200             390
                       Nordstrom, Inc.                                                                 4,600             176
                       Office Depot, Inc.*                                                            24,700             371
                       Reebok International, Ltd.                                                      6,300             231
                       Saks, Inc.*                                                                    17,500             211
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       4,372

                   UTILITIES 8.89%
                       Alliant Energy Corp.                                                           13,900             346
                       Ameren Corp.                                                                    8,100             374
                       Cinergy Corp.                                                                   5,700             226
                       Constellation Energy Group                                                     15,900             633
                       Edison International                                                           20,300             538
                       El Paso Corp.                                                                  62,800             577
                       Entergy Corp.                                                                  11,100             673
                       Exelon Corp.                                                                   11,000             404
                       FirstEnergy Corp.                                                              14,600             600
                       Northeast Utilities System                                                     15,400             299
                       PPL Corp.                                                                      11,100             524
                       Sempra Energy Co.                                                              14,500             525
                       Williams Companies, Inc.                                                        7,900              96
                       Wisconsin Energy Corp.                                                         17,000             542
                       Xcel Energy, Inc.                                                              14,200             245
                   ----------------------------------------------------------------------------------------------------------
                                                                                                                       6,602
                   TOTAL COMMON STOCK 99.75%
                       (Cost $65,813)                                                                                 74,047
                   ==========================================================================================================
                                                                                                   PRINCIPAL
                                                                                    MATURITY         AMOUNT           MARKET
                                                                           RATE       DATE           (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM         State Street Bank - Repurchase Agreement
INVESTMENT            dated 09/30/04 (secured by $204
                      US Treasury Bond, 5.25%, 02/15/29)                   0.90%    10/01/04          $200              $200
                   ----------------------------------------------------------------------------------------------------------

                   TOTAL SHORT-TERM INVESTMENT 0.27%
                       (Cost $200)                                                                                       200
                   ==========================================================================================================

                   TOTAL INVESTMENTS 100.02%
                       (Cost $66,013)                                                                                 74,247

                   LIABILITIES IN EXCESS OF
                       CASH AND OTHER ASSETS (0.02)%                                                                     (17)
                   ----------------------------------------------------------------------------------------------------------

                   NET ASSETS 100.00%                                                                                $74,230
                   ==========================================================================================================

                   * Non-income producing during the nine months ended September 30, 2004 as this security did not pay dividends.

                   See notes to Statements of Investments

WILSHIRE VARIABLE INSURANCE TRUST

                    STATEMENT OF INVESTMENTS
                    SMALL CAP GROWTH FUND
                    SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                    NUMBER OF            MARKET
                                                                                      SHARES             (000)
----------------------------------------------------------------------------------------------------------------
COMMON STOCK        Aerospace 0.76%
                        Aeroflex, Inc.*                                                17,600              $186
                        Herley Industries, Inc.*                                       10,700               199
                    --------------------------------------------------------------------------------------------
                                                                                                            385
                    BANKS & FINANCIAL SERVICES 6.34%
                        Affiliated Managers Group, Inc.*                                8,900               477
                        Apollo Investment Corp.*                                        2,200                31
                        Cascade Bancorp                                                 4,775                93
                        Commercial Capital Bancorp, Inc.                               17,833               405
                        E*TRADE Corp.*                                                 54,400               621
                        East West Bancorp, Inc.                                           900                30
                        Encore Capital Group, Inc.*                                     6,700               126
                        Euronet Worldwide, Inc.*                                        4,500                84
                        Friedman, Billings, Ramsey Group, Inc. - A                     13,700               262
                        Greenhill & Co., Inc.                                           2,000                47
                        ITLA Capital Corp.*                                               600                28
                        Piper Jaffray Co.*                                                700                28
                        Placer Sierra Bancshares*                                       8,200               172
                        Redwood Trust, Inc.                                             1,900               119
                        Saxon Capital, Inc.*                                            6,200               133
                        Silicon Valley Bancshares*                                      7,000               260
                        Sterling Financial Corp.*                                       2,476                87
                        TradeStation Group, Inc.*                                      16,500               101
                        United PanAm Financial Corp.*                                   6,500               117
                    --------------------------------------------------------------------------------------------
                                                                                                          3,221
                    BIOTECHNOLOGY & PHARMACEUTICALS 12.51%
                        Advancis Pharmaceutical Corp.*                                 13,500               110
                        Alkermes, Inc.*                                                 9,200               106
                        Angiotech Pharmaceuticals, Inc.*                               10,488               213
                        ArQule, Inc.*                                                   3,200                15
                        AtheroGenics, Inc.*                                             4,300               142
                        Axonyx, Inc.*                                                  18,600               105
                        Cell Genesys, Inc.*                                            29,828               268
                        Columbia Laboratories, Inc.*                                    3,800                12
                        Corixa Corp.*                                                  27,600               115
                        Cubist Pharmaceuticals, Inc.*                                  28,800               283
                        deCode genetics, Inc.*                                         18,400               139
                        Dendreon Corp.*                                                23,500               198
                        DepoMed, Inc.*                                                 23,200               121
                        Discovery Laboratories, Inc.*                                  15,000               101
                        DOV Pharmaceutical, Inc.*                                       8,000               137
                        EXACT Sciences Corp.*                                          32,900               109
                        First Horizon Pharmaceutical Corp.*                            10,800               216
                        Genta, Inc.*                                                   34,800                93
                        Guilford Pharmaceuticals, Inc.*                                 8,500                43
                        Icoria, Inc.*                                                  48,800                23
                        Impax Laboratories, Inc.*                                      10,900               167
                        ISIS Pharmaceuticals, Inc.*                                    32,600               159
                        Kosan Biosciences, Inc.*                                        9,100                52
                        La Jolla Pharmaceutical Co.*                                   33,200               101
                        Ligand Pharmaceuticals, Inc. - B*                               9,700                97
                        Medarex, Inc.*                                                 38,500               284
                        Medicines Co. (The)*                                            6,000               145
                        Medicis Pharmaceutical Corp. - A                               13,540               529
                        Nabi Biopharmaceuticals *                                      33,100               443
                        Nektar Therapeutics Co.*                                       34,200               495

                        NitroMed, Inc.*                                                 7,000               167
                        OraSure Technologies, Inc.*                                    11,100                70
                        Par Pharmaceutical Companies, Inc.*                             1,469                53
                        Pharmaceutical Product Development, Inc.*                       7,500               270
                        Salix Pharmaceuticals, Ltd.*                                    4,250                91
                        Taro Pharmaceutical Industries, Ltd. - A*                       2,000                47
                        Telik, Inc.*                                                   15,900               355
                        Third Wave Technologies, Inc.*                                 36,300               250
                        Vasogen, Inc.*                                                  3,500                16
                        ViroPharma, Inc.*                                               7,400                14
                    --------------------------------------------------------------------------------------------
                                                                                                          6,354
                    BUSINESS SERVICES 9.44%
                        Ask Jeeves, Inc.*                                               4,600               150
                        CDI Corp.                                                       1,500                31
                        Charles River Associates, Inc.*                                 4,300               165
                        Corporate Executive Board Co. (The)                             8,573               525
                        CSG Systems International, Inc.*                                2,400                37
                        DiamondCluster International, Inc.*                            31,100               379
                        Digitas, Inc.*                                                 68,400               529
                        DoubleClick, Inc.*                                              8,700                51
                        Gartner, Inc. - A*                                              7,000                82
                        Gevity HR, Inc.                                                 4,300                66
                        Global Payments, Inc.                                           6,600               353
                        Global Signal, Inc.                                             7,200               165
                        Heidrick & Struggles International, Inc.*                      10,191               293
                        Jacobs Engineering Group*                                       3,400               130
                        Jupitermedia Corp.*                                             6,800               121
                        Labor Ready, Inc.*                                             15,049               211
                        Lionbridge Technologies, Inc.*                                 29,000               249
                        Modem Media, Inc.*                                             35,200               189
                        MPS Group*                                                     21,600               182
                        Navigant Consulting, Inc.*                                     23,000               505
                        Tetra Tech, Inc.*                                              10,900               138
                        Watson Wyatt & Co. - A                                          9,200               242
                    --------------------------------------------------------------------------------------------
                                                                                                          4,793
                    CHEMICALS 2.27%
                        Agrium, Inc.                                                   10,200               181
                        Airgas, Inc.                                                   12,500               301
                        Cabot Microelectronics Corp.*                                   2,400                87
                        OM Group, Inc.*                                                 8,210               300
                        Symyx Technologies, Inc.*                                      12,100               285
                    --------------------------------------------------------------------------------------------
                                                                                                          1,154
                    COMMUNICATION EQUIPMENT & SERVICES 2.58%
                        F5 Networks, Inc.*                                              1,500                46
                        Harmonic, Inc.*                                                10,800                72
                        McData Corp. - A*                                              63,680               320
                        Polycom, Inc.*                                                 31,800               630
                        SonicWALL, Inc.*                                               10,600                72
                        Sonus Networks, Inc.*                                          30,100               169
                    --------------------------------------------------------------------------------------------
                                                                                                          1,309
                    COMPUTER HARDWARE & PERIPHERALS 1.86%
                        Avocent Corp.*                                                    500                13
                        Identix, Inc.*                                                 17,400               116
                        Immersion Corp.*                                               38,888               205
                        Komag, Inc.*                                                   10,200               142
                        Stratasys, Inc.*                                               12,150               383
                        Synaptics, Inc.*                                                1,200                24
                        Universal Display Corp.*                                        3,100                26
                        Western Digital Corp.*                                          3,900                34
                    --------------------------------------------------------------------------------------------
                                                                                                            943
                    COMPUTER SOFTWARE & SERVICES 12.39%
                        Advanced Digital Information Corp.*                            21,700               189
                        Alvarion, Ltd.*                                                16,500               214

                        AnswerThink, Inc.*                                             22,800               122
                        Ascential Software Corp.*                                       6,800                92
                        BakBone Software, Inc.*                                        61,300                71
                        BISYS Group, Inc. (The)*                                       14,515               212
                        Blackboard, Inc.*                                               5,900               101
                        Borland Software Corp.*                                        31,800               266
                        Concur Technologies, Inc.*                                     14,100               148
                        Corillian Corp.*                                               42,594               196
                        CoStar Group, Inc.*                                             4,500               221
                        Digimarc Corp.*                                                30,500               276
                        Digital Insight Corp.*                                         11,100               151
                        DigitalNet Holdings, Inc.*                                      9,500               287
                        FileNET Corp.*                                                  7,400               129
                        Homestore, Inc.*                                               57,500               133
                        Hyperion Solutions Corp.*                                       3,300               112
                        Intersections, Inc.*                                            5,700                84
                        Interwoven, Inc.*                                               3,800                28
                        Iomega Corp.*                                                  42,000               195
                        Jack Henry & Associates, Inc.                                  12,500               235
                        Kanbay International, Inc.*                                    15,400               327
                        Lawson Software, Inc.*                                         24,375               136
                        LivePerson, Inc.*                                              13,000                43
                        Mentor Graphics Corp.*                                          6,700                73
                        Micromuse, Inc.*                                               40,300               148
                        Motive, Inc.*                                                   4,500                51
                        NIC, Inc.*                                                      2,600                14
                        Onyx Software Corp.*                                            9,475                34
                        Open Solutions, Inc.*                                           4,600               115
                        Packeteer, Inc.*                                               11,500               124
                        Pinnacle Systems, Inc.*                                        61,960               258
                        Progress Software Corp.*                                        4,700                94
                        RadiSys Corp.*                                                  9,300               130
                        Roxio, Inc.*                                                    5,100                26
                        Sapient Corp.*                                                  2,800                21
                        Secure Computing Corp.*                                        14,800               112
                        Sina Corp.*                                                     6,600               168
                        SkillSoft PLC (ADR)*                                           31,282               209
                        SS&C Technologies, Inc.                                        14,100               275
                        Take-Two Interactive Software, Inc.*                            7,700               253
                        TriZetto Group, Inc. (The)*                                    10,600                62
                        Verity, Inc.*                                                  12,200               157
                    --------------------------------------------------------------------------------------------
                                                                                                          6,292
                    CONSTRUCTION & BUILDING PRODUCTS 1.08%
                        Meritage Corp.*                                                 2,700               212
                        WCI Communities, Inc.*                                         14,500               338
                    --------------------------------------------------------------------------------------------
                                                                                                            550
                    EDUCATION SERVICES 3.83%
                        Education Management Corp.*                                     7,800               208
                        Laureate Education, Inc.*                                      23,700               880
                        Learning Tree International, Inc.*                             18,650               263
                        Princeton Review, Inc.*                                        10,300                77
                        Strayer Education, Inc.                                         4,500               518
                    --------------------------------------------------------------------------------------------
                                                                                                          1,946
                    ELECTRONIC EQUIPMENT & SEMICONDUCTORS 12.02%
                        Active Power, Inc.*                                             8,500                23
                        Artesyn Technologies, Inc.*                                     2,200                22
                        ATMI, Inc.*                                                    20,400               418
                        August Technology Corp.*                                        9,300                64
                        Brooks Automation, Inc.*                                       22,400               317
                        Cirrus Logic, Inc.*                                            23,900               114
                        Credence Systems Corp.*                                        29,420               212
                        Cymer, Inc.*                                                   11,700               335
                        DuPont Photomasks, Inc.*                                        5,300                90

                        Electrolas, Inc.*                                               5,400                16
                        Exar Corp.*                                                    14,900               211
                        FEI Co.*                                                       18,100               358
                        Genesis Microchip, Inc.*                                       25,600               346
                        Integrated Circuit Systems, Inc.*                               2,400                52
                        Lattice Semiconductor Corp.*                                   96,300               473
                        Microsemi Corp.*                                               14,500               204
                        Mykrolis Corp.*                                                14,400               145
                        Nuvelo, Inc.*                                                   4,800                47
                        O2Micro International, Ltd.*                                    4,500                48
                        Pixelworks, Inc.*                                              46,300               463
                        PLX Technology, Inc.*                                          15,800               114
                        Power Integrations, Inc.*                                       3,300                21
                        Rudolph Technologies, Inc.*                                    24,480               410
                        Semetech Corp.*                                                 7,700               148
                        Sigmatel, Inc.*                                                16,300               346
                        Sipex Corp.*                                                   18,400                97
                        Skyworks Solutions, Inc.*                                      22,400               212
                        STATS ChiPAC, Ltd. (ADR)*                                      16,434                98
                        Trident Microsystems, Inc.*                                     1,000                10
                        TriQuint Semiconductor, Inc.*                                  52,800               206
                        TTM Technologies, Inc.*                                         9,100                81
                        Ultra Clean Holdings, Inc.*                                    12,900                55
                        Wilson Greatbatch Technologies, Inc.*                          11,500               206
                        Zoran Corp.*                                                    9,000               141
                    --------------------------------------------------------------------------------------------
                                                                                                          6,103
                    ENERGY 4.93%
                        Cal Dive International, Inc.*                                   8,000               285
                        Denbury Resources, Inc.*                                       12,100               307
                        Energy Partners, Ltd.*                                          3,100                50
                        Forest Oil Corp.*                                               8,900               268
                        Headwaters, Inc.*                                               4,700               145
                        KCS Energy, Inc.*                                               8,800               122
                        Key Energy Services, Inc.*                                     36,618               405
                        Oceaneering International, Inc.*                                5,500               203
                        Pionner Drilling Co.*                                          11,400                96
                        Range Resources Corp.                                           2,200                38
                        Remington Oil and Gas Corp.*                                    4,274               112
                        TETRA Technologies, Inc.*                                      15,200               472
                    --------------------------------------------------------------------------------------------
                                                                                                          2,503
                    ENTERTAINMENT & RECREATION 0.96%
                        Argosy Gaming Co.*                                              1,800                71
                        Marvel Enterprises, Inc.*                                       9,100               132
                        Multimedia Games, Inc.*                                         7,100               110
                        Scientific Games Corp. - A*                                     9,100               174
                    --------------------------------------------------------------------------------------------
                                                                                                            487
                    FOOD & BEVERAGE 1.97%
                        P.F. Chang's China Bistro, Inc.*                                2,100               102
                        Panera Bread Co. - A*                                          12,800               481
                        RARE Hospitality International, Inc.*                           7,500               200
                        Red Robin Gourmet Burgers, Inc.*                                3,900               170
                        United Natural Foods, Inc.*                                     1,700                45
                    --------------------------------------------------------------------------------------------
                                                                                                            998
                    HEALTH CARE & MEDICAL SERVICES 7.79%
                        Abaxis, Inc.*                                                   3,100                40
                        Accredo Health, Inc.*                                          13,900               328
                        Advanced Neuromodulation Systems, Inc.*                           400                12
                        Align Technology, Inc.*                                         3,000                46
                        Alliance Imaging, Inc.*                                        12,600                94
                        Aspect Medical Systems, Inc.*                                   5,800               105
                        Beverly Enterprises, Inc.*                                     26,000               197
                        Bioject Medical Technologies, Inc.*                             6,900                 7
                        CardioDynamics International Corp.*                            17,800                82

                        CryoLife, Inc.*                                                30,700               223
                        CTI Molecular Imaging, Inc.*                                   13,400               108
                        Cyberonics*                                                     8,500               174
                        EPIX Medical, Inc.*                                            12,900               249
                        Henry Schein, Inc.*                                               900                56
                        Hologic, Inc.*                                                 15,600               301
                        Inveresk Research Group*                                        9,100               336
                        LifePoint Hospitals, Inc.*                                      2,500                75
                        Mentor Corp.                                                    3,000               101
                        Merit Medical Systems, Inc.*                                    8,300               125
                        NuVasive, Inc.*                                                 6,200                65
                        Odyssey Healthcare, Inc.*                                       4,800                85
                        Orthologic Corp.*                                              28,100               198
                        SonoSite, Inc.*                                                 8,300               216
                        Symbion, Inc.*                                                  8,100               130
                        TLC Vision Corp.*                                              12,960               114
                        Transgenomic, Inc.*                                            15,300                18
                        VISX, Inc.*                                                    13,300               274
                        Wright Medical Group*                                           7,767               195
                    --------------------------------------------------------------------------------------------
                                                                                                          3,954
                    INSURANCE 0.17%
                        Platinum Underwriters Holdings, Ltd.                            2,900                85
                    --------------------------------------------------------------------------------------------

                    MANUFACTURING (DIVERSIFIED) 0.94%
                        Actuant Corp. - A*                                              1,600                66
                        Beacon Roofing Supply, Inc.*                                   10,000               164
                        Flowserve Corp.*                                               10,200               247
                    --------------------------------------------------------------------------------------------
                                                                                                            477
                    MEDIA & MEDIA SERVICES 3.61%
                        aQuantive, Inc.*                                               25,100               242
                        Cumulus Media, Inc. - A*                                        9,670               139
                        Lions Gate Entertainment Corp.*                                37,900               330
                        Macrovision Corp.*                                              8,600               207
                        Playboy Enterprises, Inc. - B*                                 18,570               186
                        Radio One, Inc. - D*                                           10,300               147
                        Sinclair Broadcast Group - A                                   12,000                88
                        Spanish Broadcasting System, Inc. - A*                         25,100               247
                        TiVo, Inc.*                                                    37,100               246
                    --------------------------------------------------------------------------------------------
                                                                                                          1,832
                    METALS & MINING 1.29%
                        Bucyrus International, Inc. - A                                 3,900               131
                        GrafTech International, Ltd.*                                  14,800               206
                        Massey Energy Co.                                               6,500               188
                        Quanex Corp.                                                    1,500                77
                        Steel Dynamics, Inc.                                            1,300                50
                    --------------------------------------------------------------------------------------------
                                                                                                            652
                    PAPER & FOREST PRODUCTS 0.31%
                        Pope & Talbot, Inc.                                             9,000               158
                    --------------------------------------------------------------------------------------------

                    RETAIL & APPAREL 8.47%
                        America's Car-Mart, Inc.*                                      13,300               449
                        BJ's Restaurants, Inc.*                                         2,200                35
                        Cache, Inc.*                                                    1,200                18
                        Carter Holdings*                                               11,500               318
                        Christopher & Banks Corp.                                      10,700               171
                        Coldwater Creek, Inc.*                                          4,400                92
                        Cost Plus, Inc.*                                                4,800               170

                        CSK Auto Corp.*                                                 3,500                47
                        Dick's Sporting Goods, Inc.*                                    4,100               146
                        GameStop Corp. - A*                                             4,100                76
                        Hibbett Sporting Goods, Inc.*                                   9,550               196
                        Hot Topic, Inc.*                                               30,350               517
                        Kenneth Cole Productions, Inc. - A                              5,600               158
                        Linens 'n Things, Inc.*                                         5,900               137
                        Phillips-Van Heusen Corp.                                       9,500               212
                        Quiksilver, Inc.*                                              12,900               328
                        Reebok International, Ltd.                                      2,600                95
                        Too, Inc.*                                                     17,400               314
                        Tuesday Morning Corp.*                                          4,900               152
                        West Marine, Inc.*                                             15,400               329
                        Wolverine World Wide, Inc.                                      4,800               121
                        Yankee Candle Co. (The)*                                        7,700               223
                    --------------------------------------------------------------------------------------------
                                                                                                          4,304
                    SCIENTIFIC & TECHNICAL INSTRUMENTS 1.20%
                        Bruker BioSciences Corp.*                                      14,200                49
                        Cognex Corp.                                                    5,700               149
                        Gen Probe, Inc.*                                                5,400               215
                        PerkinElmer, Inc.                                              11,300               195
                    --------------------------------------------------------------------------------------------
                                                                                                            608
                    TRANSPORTATION 1.04%
                        ExpressJet Holdings, Inc.*                                      4,300                43
                        FLYi, Inc.*                                                    16,000                63
                        Laidlaw International, Inc.*                                    8,260               136
                        Sirva, Inc.*                                                    5,600               128
                        Werner Enterprises, Inc.                                        8,200               158
                    --------------------------------------------------------------------------------------------
                                                                                                            528
                    TOTAL COMMON STOCK 97.76%
                         (Cost $48,024)                                                                  49,636
                    ============================================================================================

                                                                                                PRINCIPAL
                                                                                     MATURITY    AMOUNT   MARKET
                                                                          RATE^        DATE      (000)    (000)
----------------------------------------------------------------------------------------------------------------
SHORT-TERM         Federal Home Loan Bank
INVESTMENT               Discount Note                                    1.65%      10/01/04    $400      $400
                   ---------------------------------------------------------------------------------------------

                   TOTAL SHORT-TERM INVESTMENT 0.79%
                        (Cost $400)                                                                         400
                   ---------------------------------------------------------------------------------------------

                   TOTAL INVESTMENTS 98.55%
                        (Cost $48,424)                                                                   50,036

                   CASH AND OTHER ASSETS IN
                        EXCESS OF LIABILITIES 1.45%                                                         738
                   ---------------------------------------------------------------------------------------------

                   NET ASSETS 100.00%                                                                   $50,774
                   =============================================================================================

                   ADR American Depository Receipts
                   *Non-income producing during the nine months ended September 30, 2004 as this security did not pay dividends.
                   ^ Annualized yield at date of purchase.

                   See notes to Statements of Investments

WILSHIRE VARIABLE INSURANCE TRUST

                   STATEMENT OF INVESTMENTS
                   INTERNATIONAL EQUITY FUND
                   SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                            NUMBER OF        MARKET
                                                                                              SHARES          (000)
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK       Belgium 0.58%
                       Belgacom S.A. (Telecommunications)*                                     5,679           $203
                   -------------------------------------------------------------------------------------------------

                   BRAZIL 0.56%
                       Petroleo Brasileiro S.A. (ADR) (Oil & Gas)                              5,580            197
                   -------------------------------------------------------------------------------------------------

                   FINLAND 0.49%
                       Nokia Oyj (Telecommunications)                                         12,538            172
                   -------------------------------------------------------------------------------------------------

                   FRANCE 13.32%
                       Accor S.A. (Hotels)                                                    13,015            508
                       Carrefour S.A. (Retail)                                                13,971            659
                       France Telecom S.A. (Telecommunications)                               26,160            653
                       Lafarge (Construction Materials)                                        6,350            555
                       Lagardere S.C.A. (Media)                                                8,862            552
                       Pin-Printemps Redoute S.A. (Retail)                                     3,457            318
                       Schneider Electric S.A. (Electronics)                                   5,403            350
                       Total Fina Elf S.A. - B (Oil & Gas)                                     2,349            480
                       Veolia Environment (Utilities)                                         11,026            318
                       Vivendi Universal (Media)*                                             10,974            282
                   -------------------------------------------------------------------------------------------------
                                                                                                              4,675
                   GERMANY 10.13%
                       Adidas-Salomon AG (Textiles & Apparel)                                  3,822            534
                       Bayer AG (Chemicals)                                                   31,515            863
                       Bayer Hypo Vereins (Banks)*                                            24,730            476
                       DaimlerChrysler AG (Automobiles)                                       11,832            490
                       Deutsche Telekom (Telecommunications)*                                 15,141            282
                       Schering AG (Pharmaceuticals)                                          14,460            912
                   -------------------------------------------------------------------------------------------------
                                                                                                              3,557
                   HONG KONG 4.32%
                       China Mobile, Ltd. (Telecommunications)                                92,000            280
                       Denway Motors, Ltd. (Automobiles)                                     446,000            148
                       Sun Hung Kai Properties, Ltd. (Real Estate)                            63,000            594
                       Swire Pacific, Ltd. (Financial)                                        71,000            494
                   -------------------------------------------------------------------------------------------------
                                                                                                              1,516
                   ITALY 8.52%
                       Banca Intesa S.p.A. (Banks)                                           195,755            746
                       ENI S.p.A. (Oil & Gas)                                                 17,176            386
                       Fiat S.p.A. (Automobiles)*                                             67,522            486
                       Mediaset S.p.A. (Media)                                                65,932            750
                       Telecom Italia (Telecommunications)                                   201,203            622
                   -------------------------------------------------------------------------------------------------
                                                                                                              2,990
                   JAPAN 19.97%
                       Bridgestone Corp. (Automotive)                                         28,000            520
                       Canon, Inc. (Electronics)                                               7,000            329
                       Denso Corp. (Auto Components)                                          17,600            416
                       Itochu Corp. (Trading Companies)*                                      47,000            201
                       Matsushita Electric Industries Co. (Household Durables)                24,000            321
                       Millea Holdings, Inc. (Insurance)                                          46            593
                       Misawa Homes Holdings (Household Durables)*                            10,000             30
                       Mitsubishi Estate (Real Estate)                                        58,000            605
                       Mitsubishi Tokyo Financial (Financial)                                     89            740
                       Nomura Holdings, Inc. (Financial)                                      13,000            167
                       Orix Corp. (Financial)                                                  7,100            726
                       Ricoh Co., Ltd. (Electronics)                                          28,000            528
                       Secom Co. (Industrials)                                                 9,000            313
                       Shin-Etsu Chemical Co., Ltd. (Chemicals)                                8,000            288
                       T&D Holdings, Inc. (Insurance)*                                         4,400            192
                       TDK Corp. (Electronics)                                                 7,500            500
                       Tokyo Electron, Ltd. (Electronics)                                      3,400            166
                       Toray Industries, Inc. (Chemicals)                                     81,000            375
                   -------------------------------------------------------------------------------------------------
                                                                                                              7,010

                   KOREA 2.39%
                       Kookmin Bank (ADR) (Financial)*                                         8,949            285
                       Samsung Electronics Co., Ltd. (GDR) (Electronics)^                      1,946            385
                       SK Telecom Co., Ltd. (ADR) (Telecommunications)                         8,682            169
                   -------------------------------------------------------------------------------------------------
                                                                                                                839
                   NETHERLANDS 1.26%
                       VNU N.V. (Media)                                                       17,132            441
                   -------------------------------------------------------------------------------------------------

                   PORTUGAL 4.30%
                       BCO Com Portuguese (Banks)                                            167,319            364
                       Brisa Auto Estrada (Industrials)                                       13,408            109
                       Elec De Portugal (Utilities)                                           69,920            205
                       Portugal Telecom S.A. (Telecommunications)                             68,380            754
                       Sonae SGPS S.A. (Industrials)                                          69,049             77
                   -------------------------------------------------------------------------------------------------
                                                                                                              1,509
                   SINGAPORE 1.43%
                       DBS Group Holdings Ltd. (Financial)                                    53,000            504
                   -------------------------------------------------------------------------------------------------

                   SPAIN 4.73%
                       Acerinox S.A. (Metals & Mining)                                        13,384            185
                       Iberdrola S.A. (Utilities)                                             26,200            545
                       Repsol YPF S.A. (Oil & Gas)                                            24,723            543
                       Telefonica S.A. (Telecommunications)                                   25,840            388
                   -------------------------------------------------------------------------------------------------
                                                                                                              1,661
                   SWEDEN 4.45%
                       Hennes & Mauritz AB - B (Retail)                                       20,136            554
                       L.M. Ericsson Telephone Co. - B
                         (Communications)*                                                   205,822            642
                       Skandia Forsakring (Insurance)                                         92,223            366
                   -------------------------------------------------------------------------------------------------
                                                                                                              1,562
                   SWITZERLAND 5.65%
                       Credit Suisse Group (Financial)*                                       17,462            558
                       Nestle S.A. (Food Products)                                             2,682            616
                       Richemont (Cie Fin) (Specialty Retail)                                 14,475            401
                       Roche Holding AG (Pharmaceuticals)                                      3,955            410
                   -------------------------------------------------------------------------------------------------
                                                                                                              1,985
                   TAIWAN 0.47%
                       Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)
                         (Telecommunications)                                                 23,023            164
                   -------------------------------------------------------------------------------------------------

                   THAILAND 0.58%
                       PTT Public Co., Ltd. (Oil & Gas)                                       49,700            203
                   -------------------------------------------------------------------------------------------------

                   UNITED KINGDOM 16.07%
                       AstraZenca PLC (Pharmaceuticals)                                        7,444            304
                       British Airways (Airlines)*                                            73,449            276
                       British Sky Broadcast (Media)                                          53,441            464
                       Capita Group PLC (Business Services)                                   25,567            152
                       Compass Group (Hotels)                                                105,420            421
                       Diageo (Beverages)                                                     27,066            338
                       GlaxoSmithKline PLC (Pharmaceuticals)                                  26,044            562
                       HSBC Holdings PLC (Financial)                                          23,895            380
                       Imperial Tobacco Group PLC (Tobacco)                                   18,086            394
                       Pearson (Media)                                                        44,612            478
                       Reed Elsevier PLC (Media)                                              51,760            455
                       Rentokil Initial (Industrials)                                        123,783            338
                       Rolls-Royce Group (Automobiles)*                                       80,904            371
                       Vodafone Group PLC (Telecommunications)                               295,176            709
                   -------------------------------------------------------------------------------------------------
                                                                                                              5,642
                   TOTAL COMMON STOCK 99.22%
                       (Cost $32,746)                                                                        34,830
                   =================================================================================================

                                                                                           PRINCIPAL
                                                                               MATURITY     AMOUNT        MARKET
                                                                       RATE      DATE        (000)         (000)
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM         State Street Bank - Repurchase Agreement
INVESTMENTS            dated 09/30/04 (secured by $158
                       US Treasury Bond, 6.25%, 02/15/07)              0.9%     10/01/04     $150          $150

                   State Street Bank - Repurchase Agreement
                       dated 09/30/04 (secured by $130
                       US Treasury Bond, 4.375%, 08/15/12)             0.9%     10/01/04      124           124
                   ----------------------------------------------------------------------------------------------

                   TOTAL SHORT-TERM INVESTMENTS 0.78%
                        (Cost $274)                                                                         274
                   ==============================================================================================

                   TOTAL INVESTMENTS 99.99%
                       (Cost $33,020)                                                                    35,104

                   CASH AND OTHER ASSETS IN
                      EXCESS OF LIABILITIES 0.01%                                                             1
                   ----------------------------------------------------------------------------------------------

                   NET ASSETS 100.00%                                                                   $35,105
                   ==============================================================================================

                   ADR American Depository Receipts
                   GDR Global Depository Receipts
                   * Non-income producing during the nine months ended September 30, 2004 as this security did not pay dividends.
                   ^ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At September 30, 2004, these securities amounted to $385,308 and 1.10% of net assets.

                   See Notes to Statements of Investments

WILSHIRE VARIABLE INSURANCE TRUST

                   STATEMENT OF INVESTMENTS
                   SHORT-TERM INVESTMENT FUND
                   SEPTEMBER 30, 2004 (UNAUDITED)                                                        PRINCIPAL
                                                                                    MATURITY              AMOUNT         MARKET
                                                                     RATE             DATE                 (000)          (000)
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN CORPORATE
SECURITY           Bayerische Landesbank                             4.13%           01/15/05                $50            $50
                   -------------------------------------------------------------------------------------------------------------

                   TOTAL FOREIGN CORPORATE SECURITY 1.52%
                   (Cost $51)                                                                                                50
================================================================================================================================
U.S. CORPORATE
SECURITY           FleetBoston Financial Corp.                       7.25%           09/15/05                 10             10
                   -------------------------------------------------------------------------------------------------------------

                   TOTAL U.S. CORPORATE SECURITY 0.30%
                   (Cost $10)                                                                                                10
================================================================================================================================

U.S. GOVERNMENT    Federal Home Loan Bank                            1.56%^          10/08/04                100            100
AND AGENCY                                                           1.77%^          11/26/04                100            100
OBLIGATIONS                                                          1.74%^          12/03/04                100            100

                   Federal Home Loan Mortgage Corp.                  1.73%^          10/07/04                 50             50
                                                                     1.59%^          10/12/04                181            181
                                                                     1.59%^          10/18/04                100            100
                                                                     1.85%^          10/19/04                 25             25
                                                                     1.68%^          10/20/04                245            244
                                                                     1.74%^          10/25/04                 75             75
                                                                     1.75%^          11/01/04                 25             25
                                                                     1.80%^          11/23/04                 50             50
                                                                     1.82%^          11/30/04                 50             50
                                                                     1.90%^          12/01/04                 20             20
                                                                     1.94%^          03/01/05                100             99
                                                                     2.05%^          05/03/05                100             99
                                                                     2.21%^          07/26/05                100             98
                                                                     2.22%^          08/05/05                100             98

                   Federal National Mortgage Association             1.65%^          10/01/04                 71             71
                                                                     1.75%^          10/04/04                 60             60
                                                                     1.65%^          10/05/04                 22             22
                                                                     1.69%^          10/20/04                233            233
                                                                     1.80%^          11/12/04                100            100
                                                                     1.90%^          11/15/04                130            130
                                                                     1.81%^          11/17/04                100             99
                                                                     1.95%^          02/18/05                 25             25
                                                                     1.86%^          03/23/05                100            100
                                                                     2.01%^          04/29/05                124            122
                                                                     2.25%^          08/19/05                100             98

                   U.S. Treasury Notes                               1.63%^          09/30/05                100            100
                   -------------------------------------------------------------------------------------------------------------

                   TOTAL U.S. GOVERNMENT AND
                   AGENCY OBLIGATIONS 81.18%
                   (Cost $2,674)                                                                                          2,674
================================================================================================================================
REPURCHASE         Lehman Brothers - Repurchase Agreement
AGREEMENTS         dated 09/30/04 (secured by $255, Federal Home
                   Loan Bank Bonds, 6.00%, 09/30/2024)               1.86%           10/01/04                250            250

                   Merrill Lynch - Repurchase Agreement
                   dated 09/30/04 (secured by $255, Federal Home
                   Loan Mortgage Corp Notes, 4.00%, 09/22/2009       1.86%           10/01/04                250            250
                   -------------------------------------------------------------------------------------------------------------

                   TOTAL REPURCHASE AGREEMENTS 15.18%
                   (Cost $500)                                                                                              500

                   TOTAL INVESTMENTS 98.18%
                   (Cost $3,235)                                                                           3,246          3,234

                   CASH AND OTHER ASSETS IN
                   EXCESS OF LIABILITIES 1.82%                                                                               60
                   -------------------------------------------------------------------------------------------------------------

                   NET ASSETS 100.00%                                                                                   $ 3,294
                   =============================================================================================================

                   ^Annualized yield at date of purchase

                   See Notes to Statements of Investments

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES:

A. SECURITY VALUATION --- A security listed or traded on a U.S. stock exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System are valued at the NASDAQ official closing price. Securities traded over-the-counter (other than on NASDAQ) in the United States are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any unamortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. Securities not valued at cost or by the Board of Trustees or its delegate are valued using a quotation from an independent pricing service. In the event market quotations are not readily available, securities would be valued at fair value as determined in good faith by the Board of Trustees or its delegate. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

B. SECURITIES TRANSACTIONS -- The Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Income Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Income Fund may dispose of such securities prior to settlement if a subadviser deems it appropriate to do so. The Income Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Income Fund will normally realize a capital gain or loss in connection with these transactions. When the Income Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Income Fund's subadvisers will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Income Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the subadvisers will hold the Portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures Are designed to ensure that the Income Fund will maintain sufficient assets at all times to cover its obligations Under when-issued purchases, forward commitments and delayed-delivery transactions.

2. OPERATING POLICIES:

A. REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by State Street Bank and Trust Company and are designated as being held on each Fund's behalf by its custodian under a Book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the Seller to provide additional collateral in the event the market value of the securities pledged falls below the Carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into Repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy.

B. ASSET BACKED SECURITIES -- These securities are secured by installment loans or leases or by revolving lines of Credit. They often include credit enhancements that help limit investors' exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments With similar durations.

C. COLLATERALIZED MORTGAGE OBLIGATIONS -- PLANNED AMORTIZATION CLASS (PAC) -- These securities have a Predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest Amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash Flows compared to investments with similar durations.

D. AMERICAN DEPOSITORY RECEIPTS (ADR) -- A certificate issued by an American bank to evidence ownership of Original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

E. FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

o market value of investment securities, other assets and other liabilities at the daily rates of exchange and

o purchases and sales of investment securities, dividend and interest income and certain expenses at the rates

Of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses Between trade and settlement dates on securities transactions, gains and losses arising from the sales of Foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and Foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains Or losses is reflected as a component of such gains or losses.

F. FORWARD CURRENCY CONTRACTS -- Certain Funds may enter into forward currency contracts in order to reduce Their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in The U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange Contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the Value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or Loss from foreign currency transactions.

At September 30, 2004 the Income Fund had the following open forward currency contracts:

                                                                                                            UNREALIZED
            FOREIGN                LOCAL               DATE          EXPIRATION       CURRENT VALUE      APPRECIATION/
           CURRENCY             CURRENCY            ENTERED                DATE         U.S. DOLLAR     (DEPRECIATION)
--------------------- ------------------- ------------------ ------------------- ------------------- ------------------
LONG CONTRACTS:
Canadian Dollar                  750,456           09/03/04            10/28/04             592,885          $ (15,856)
Euro Currency                    201,436           07/19/04            10/25/04             250,087                 58
                               1,901,013           07/20/04            10/25/04           2,360,149             (9,926)
                               7,831,272           07/27/04            11/10/04           9,721,943           (212,053)
Mexican Peso                     573,085           09/22/04            10/22/04              50,143                (79)
                                 622,075           09/30/04            10/22/04              54,429                 76
New Zealand Dollar               349,511           07/21/04            10/27/04             235,519            (14,977)
                                 363,507           07/26/04            10/27/04             244,950            (15,577)
Swedish Krona                    805,000           09/27/04            10/22/04             110,453              1,226
                               5,925,350           07/19/04            10/22/04             813,009            (14,565)
                                                                                                             ---------
                                                                                                             ($281,673)
                                                                                                             =========

SHORT CONTRACTS:
Euro Currency                  4,225,265           07/27/04            11/10/04           5,245,353            120,107
Mexican Peso                     622,075           09/30/04            10/05/04              54,635                (28)
                                                                                                             ---------
                                                                                                             $ 120,079
                                                                                                             =========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Variable Insurance Trust
             ------------------------------------------------------------------

By (Signature and Title)* /s/ Michael J. Napoli, Jr.
                         ------------------------------------------------------
                         Michael J. Napoli, Jr., President
                         (principal executive officer)

Date November 24, 2004
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael J. Napoli, Jr.
                         ------------------------------------------------------
                         Michael J. Napoli, Jr., President
                         (principal executive officer)

Date November 24, 2004
    ---------------------------------------------------------------------------

By (Signature and Title)* /s/ Alex Chaloff
                         ------------------------------------------------------
                         Alex Chaloff, Vice President and Treasurer
                         (principal financial officer)

Date November 24, 2004
    ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.